Schedule of Investments
INCOME EQUITY FUND	December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4%
Aerospace & Defense – 3.6%
Boeing (The) Co.	7,349	$2,394
L3Harris Technologies, Inc.	5,226	1,034
Lockheed Martin Corp.	8,640	3,364
		6,792
Apparel & Textile Products – 1.6%
Hanesbrands, Inc.	93,958	1,395
VF Corp.	17,377	1,732
		3,127
Asset Management – 1.2%
Ameriprise Financial, Inc.	9,968	1,661
Franklin Resources, Inc.	22,175	576
		2,237
Banking – 6.2%
Bank of America Corp.	35,863	1,263
Citigroup, Inc.	16,046	1,282
Comerica, Inc.	21,283	1,527
Fifth Third Bancorp	30,816	947
JPMorgan Chase & Co.	45,233	6,306
Wells Fargo & Co.	10,539	567
		11,892
Biotechnology & Pharmaceuticals – 9.6%
AbbVie, Inc.	40,284	3,567
Amgen, Inc.	17,741	4,277
Eli Lilly & Co.	16,848	2,214
Johnson & Johnson	16,745	2,442
Merck & Co., Inc.	19,590	1,782
Pfizer, Inc.	103,136	4,041
		18,323
Chemicals – 2.6%
Chemours (The) Co.	32,515	588
Dow, Inc.	33,080	1,811
Eastman Chemical Co.	19,352	1,534
LyondellBasell Industries N.V., Class A	9,888	934
		4,867
Commercial Services – 0.7%
H&R Block, Inc.	54,727	1,285
Consumer Products – 5.8%
Altria Group, Inc.	33,376	1,666
Clorox (The) Co.	8,453	1,298
Coca-Cola (The) Co.	11,120	615
Colgate-Palmolive Co.	30,659	2,111
Kimberly-Clark Corp.	7,646	1,052
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4% continued
Consumer Products – 5.8%continued
PepsiCo, Inc.	29,637	$4,050
Spectrum Brands Holdings, Inc.	5,120	329
		11,121
Containers & Packaging – 0.9%
International Paper Co.	35,202	1,621
Distributors - Consumer Staples – 0.7%
Bunge Ltd.	23,770	1,368
Gaming, Lodging & Restaurants – 1.6%
Las Vegas Sands Corp.	23,676	1,635
Wyndham Destinations, Inc.	28,469	1,471
		3,106
Hardware – 10.3%
Apple, Inc.	42,525	12,488
Cisco Systems, Inc.	80,817	3,876
HP, Inc.	82,427	1,694
Seagate Technology PLC	26,913	1,601
		19,659
Health Care Facilities & Services – 1.3%
Cardinal Health, Inc.	30,336	1,534
UnitedHealth Group, Inc.	2,895	851
		2,385
Home & Office Products – 0.7%
Whirlpool Corp.	9,357	1,380
Institutional Financial Services – 0.4%
BGC Partners, Inc., Class A	126,931	754
Insurance – 1.6%
Aflac, Inc.	30,705	1,624
Allstate (The) Corp.	9,982	1,123
Berkshire Hathaway, Inc., Class B*	1,219	276
		3,023
Machinery – 2.6%
Caterpillar, Inc.	20,103	2,969
Illinois Tool Works, Inc.	10,726	1,927
		4,896
Media – 4.9%
Alphabet, Inc., Class A(1) *	2,368	3,172
Facebook, Inc., Class A(1) *	3,062	628
Interpublic Group of (The) Cos., Inc.	36,025	832
Omnicom Group, Inc.	18,670	1,513
Sinclair Broadcast Group, Inc., Class A	30,215	1,007

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4% continued
Media – 4.9%continued
Sirius XM Holdings, Inc.	93,126	$666
ViacomCBS, Inc., Class B	34,037	1,429
		9,247
Medical Equipment & Devices – 1.5%
Baxter International, Inc.	11,818	988
Hill-Rom Holdings, Inc.	12,565	1,426
Medtronic PLC	4,695	533
		2,947
Oil, Gas & Coal – 4.8%
Chevron Corp.	34,871	4,202
Occidental Petroleum Corp.	35,632	1,468
Phillips 66	16,028	1,786
Valero Energy Corp.	18,619	1,744
		9,200
Real Estate Investment Trusts – 4.9%
Apple Hospitality REIT, Inc.	81,570	1,326
Brixmor Property Group, Inc.	67,125	1,451
Healthpeak Properties, Inc.	23,141	798
Host Hotels & Resorts, Inc.	42,717	792
Kimco Realty Corp.	21,798	451
Medical Properties Trust, Inc.	37,207	785
Park Hotels & Resorts, Inc.	27,281	706
Simon Property Group, Inc.	11,005	1,639
Weingarten Realty Investors	46,518	1,453
		9,401
Recreational Facilities & Services – 0.3%
Six Flags Entertainment Corp.	13,645	616
Retail - Consumer Staples – 2.4%
Walgreens Boots Alliance, Inc.	29,913	1,764
Walmart, Inc.	24,024	2,855
		4,619
Retail - Discretionary – 3.7%
Amazon.com, Inc.(1) *	1,535	2,836
Home Depot (The), Inc.	19,588	4,278
		7,114
Semiconductors – 5.8%
KLA Corp.	5,642	1,005
Lam Research Corp.	5,087	1,487
Maxim Integrated Products, Inc.	24,901	1,532
QUALCOMM, Inc.	39,966	3,526
Texas Instruments, Inc.	27,496	3,528
		11,078
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4% continued
Software – 5.6%
Activision Blizzard, Inc.	24,283	$1,443
Intuit, Inc. (NASDAQ Exchange)	4,980	1,304
Microsoft Corp.	35,443	5,589
Oracle Corp.	44,216	2,343
		10,679
Specialty Finance – 5.0%
American Express Co.	24,310	3,026
Mastercard, Inc., Class A	11,140	3,326
Navient Corp.	6,982	96
Santander Consumer USA Holdings, Inc.	50,934	1,190
Synchrony Financial	13,912	501
Visa, Inc., Class A	7,291	1,370
		9,509
Technology Services – 1.5%
Accenture PLC, Class A	6,053	1,275
International Business Machines Corp.	12,311	1,650
		2,925
Telecom – 2.6%
AT&T, Inc.	23,685	926
CenturyLink, Inc.	61,935	818
Verizon Communications, Inc.	51,654	3,171
		4,915
Transportation Equipment – 0.9%
Cummins, Inc.	9,275	1,660
Utilities – 4.1%
AES Corp.	7,497	149
DTE Energy Co.	6,707	871
Exelon Corp.	34,717	1,583
FirstEnergy Corp.	18,715	909
OGE Energy Corp.	29,624	1,317
Pinnacle West Capital Corp.	14,463	1,301
PPL Corp.	47,259	1,696
		7,826
Total Common Stocks
(Cost $140,135)		189,572

INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(2) (3)	841,959	842
Total Investment Companies
(Cost $842)		842

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 1.97%, 1/9/20(4) (5)	$210	$210
	Total Short-Term Investments
	(Cost $210)	210

	Total Investments – 99.9%
	(Cost $141,187)	190,624
	Other Assets less Liabilities – 0.1%	204
	NET ASSETS – 100.0%	$190,828

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2019 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	50	$1,131	Long	03/20	$22
At December 31, 2019, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Exp. Date 1/17/20, Strike Price $1,450.00	(23)	$(3,081)	$(1)
Amazon.com, Inc., Exp. Date 1/17/20, Strike Price $1,920.00	(15)	(2,772)	(16)
Facebook, Inc., Exp. Date 1/17/20, Strike Price $220.00	(30)	(616)	(1)
Total Written Options Contracts			$(18)
(Premiums Received (000S) $8)
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.2%
Consumer Discretionary	8.8
Consumer Staples	9.0
Energy	4.9
Financials	12.0
Health Care	12.5
Industrials	7.0
Information Technology	25.1
Materials	3.4
Real Estate	5.0
Utilities	4.1
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$189,572	$—	$—	$189,572
Investment Companies	842	—	—	842
Short-Term Investments	—	210	—	210
Total Investments	$190,414	$210	$—	$190,624
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$22	$—	$—	$22
Liabilities
Written Options	(18)	—	—	(18)
Total Other Financial Instruments	$4	$—	$—	$4

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued	December 31, 2019 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,160	$14,385	$15,703	$16	$842	841,959
EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERNATIONAL EQUITY FUND	December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8%(1)
Australia – 5.4%
AGL Energy Ltd.	20,714	$299
Aurizon Holdings Ltd.	220,424	811
AusNet Services	179,930	215
Australia & New Zealand Banking Group Ltd.	118,133	2,047
BHP Group Ltd.	22,243	609
Coca-Cola Amatil Ltd.	29,663	231
CSL Ltd.	1,194	232
Fortescue Metals Group Ltd.	236,093	1,779
Harvey Norman Holdings Ltd.	187,131	536
Lendlease Group	30,969	383
Macquarie Group Ltd.	4,857	471
Santos Ltd.	118,053	679
Sonic Healthcare Ltd.	23,511	475
Telstra Corp. Ltd.	386,321	962
		9,729
Austria – 1.2%
OMV A.G.	12,158	683
Raiffeisen Bank International A.G.	58,667	1,472
		2,155
Belgium – 1.0%
Ageas	9,383	555
Colruyt S.A.	858	45
Proximus SADP	38,465	1,101
		1,701
Canada – 8.9%
Air Canada*	911	34
Alimentation Couche-Tard, Inc., Class B	37,974	1,205
AltaGas Ltd.	15,688	239
Atco Ltd., Class I	5,785	222
Canadian Natural Resources Ltd.	41,484	1,342
Canadian Pacific Railway Ltd.	3,203	817
Canadian Tire Corp. Ltd., Class A	1,244	134
CGI, Inc.*	9,734	815
CI Financial Corp.	94,840	1,586
Constellation Software, Inc.	244	237
Fortis, Inc.	365	15
Hydro One Ltd.(2)	13,537	261
iA Financial Corp., Inc.	29,577	1,625
Kinross Gold Corp.*	194,605	923
Magna International, Inc.	378	21
Manulife Financial Corp.	105,489	2,141
Methanex Corp.	12,792	494
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8% (1)continued
Canada – 8.9%continued
National Bank of Canada	11,773	$653
Nutrien Ltd.	7,025	336
Quebecor, Inc., Class B	3,384	86
TC Energy Corp.	42,302	2,253
Teck Resources Ltd., Class B	26,676	463
Thomson Reuters Corp.	1,984	142
		16,044
China – 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	1,261,400	1,054
Denmark – 1.4%
Carlsberg A/S, Class B	10,555	1,575
Novo Nordisk A/S, Class B	2,974	172
Pandora A/S	2,626	114
Vestas Wind Systems A/S	6,044	611
		2,472
Finland – 1.8%
Fortum OYJ	1,523	37
Metso OYJ	20,838	823
Orion OYJ, Class B	13,218	612
UPM-Kymmene OYJ	49,709	1,723
		3,195
France – 9.2%
BNP Paribas S.A.	42,594	2,535
Capgemini S.E.	12,381	1,517
Cie de Saint-Gobain	3,692	152
Cie Generale des Etablissements Michelin S.C.A.	12,696	1,557
Covivio	13,665	1,552
Dassault Aviation S.A.	1,097	1,445
Engie S.A.	31,485	509
Eutelsat Communications S.A.	49,429	804
Ingenico Group S.A.	8,859	963
Kering S.A.	242	159
LVMH Moet Hennessy Louis Vuitton S.E.	4,571	2,129
Peugeot S.A.	17,571	421
Sanofi	18,106	1,819
Schneider Electric S.E.	6,087	626
Sodexo S.A.	3,263	387
		16,575
Germany – 6.7%
adidas A.G.	2,579	838
Allianz S.E. (Registered)	5,544	1,359
Covestro A.G.(2)	30,859	1,435

NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8% (1)continued
Germany – 6.7%continued
E.ON S.E.	6,300	$67
Fraport A.G. Frankfurt Airport Services Worldwide	13,897	1,181
HeidelbergCement A.G.	14,750	1,075
HOCHTIEF A.G.	4,422	566
LANXESS A.G.	268	18
Merck KGaA	13,964	1,652
RWE A.G.	12,126	373
SAP S.E.	17,378	2,342
Siemens A.G. (Registered)	3,301	432
Siemens Healthineers A.G.(2)	10,454	502
Uniper S.E.	8,068	267
		12,107
Hong Kong – 2.7%
BOC Hong Kong Holdings Ltd.	351,727	1,225
CK Asset Holdings Ltd.	240,236	1,741
CK Hutchison Holdings Ltd.	50,519	483
CK Infrastructure Holdings Ltd.	13,453	96
CLP Holdings Ltd.	1,256	13
Hong Kong & China Gas Co. Ltd.	10,782	21
WH Group Ltd.(2)	1,240,960	1,286
		4,865
Ireland – 0.2%
AerCap Holdings N.V.*	6,650	409
Israel – 1.4%
Bank Leumi Le-Israel B.M.	155,822	1,136
Check Point Software Technologies Ltd.*	11,618	1,289
Mizrahi Tefahot Bank Ltd.	2,677	71
		2,496
Italy – 2.0%
Enel S.p.A.	113,535	903
Intesa Sanpaolo S.p.A.	198,641	524
Leonardo S.p.A.	8,820	104
Mediobanca Banca di Credito Finanziario S.p.A.	46,152	508
Poste Italiane S.p.A.(2)	131,387	1,491
Snam S.p.A.	26,550	140
		3,670
Japan – 22.2%
ABC-Mart, Inc.	22,400	1,527
Alfresa Holdings Corp.	61,209	1,250
Asahi Group Holdings Ltd.	34,500	1,576
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8% (1)continued
Japan – 22.2%continued
Astellas Pharma, Inc.	106,600	$1,821
Bridgestone Corp.	33,910	1,259
Brother Industries Ltd.	61,522	1,267
Central Japan Railway Co.	8,439	1,696
Chubu Electric Power Co., Inc.	20,700	292
Daito Trust Construction Co. Ltd.	4,120	510
Daiwa House Industry Co. Ltd.	48,400	1,499
East Japan Railway Co.	8,200	740
FUJIFILM Holdings Corp.	1,200	57
Hitachi Ltd.	36,600	1,542
Honda Motor Co. Ltd.	12,300	347
Hoya Corp.	3,700	353
ITOCHU Corp.	81,927	1,897
Japan Airlines Co. Ltd.	5,700	178
Kajima Corp.	5,700	76
Kamigumi Co. Ltd.	44,400	973
KDDI Corp.	56,919	1,693
Kurita Water Industries Ltd.	6,300	187
Marubeni Corp.	26,100	193
Mitsubishi Chemical Holdings Corp.	47,100	351
Mitsubishi Corp.	6,900	183
Mitsubishi UFJ Lease & Finance Co. Ltd.	30,300	195
Mitsui & Co. Ltd.	22,200	395
Nippon Telegraph & Telephone Corp.	6,934	176
Nomura Real Estate Holdings, Inc.	5,800	140
NTT DOCOMO, Inc.	57,800	1,615
Obayashi Corp.	48,700	540
ORIX Corp.	57,200	952
Otsuka Corp.	23,400	935
Resona Holdings, Inc.	191,900	837
Sekisui House Ltd.	7,900	169
Subaru Corp.	25,000	618
Sumitomo Heavy Industries Ltd.	26,500	751
Sumitomo Mitsui Financial Group, Inc.	61,800	2,275
Sundrug Co. Ltd.	2,500	90
Suntory Beverage & Food Ltd.	24,076	1,007
Suzuken Co. Ltd.	5,900	240
Tokyo Electric Power Co. Holdings, Inc.*	45,900	196
Tokyo Electron Ltd.	6,600	1,450
Toppan Printing Co. Ltd.	48,300	996
Tosoh Corp.	85,544	1,316

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8% (1)continued
Japan – 22.2%continued
Toyota Motor Corp.	48,700	$3,429
West Japan Railway Co.	600	52
		39,841
Macau – 0.5%
Sands China Ltd.	99,190	532
Wynn Macau Ltd.	157,876	390
		922
Netherlands – 4.0%
ABN AMRO Bank N.V. - C.V.A.(2)	46,630	852
Akzo Nobel N.V.	5,528	564
ASML Holding N.V.	947	282
EXOR N.V.	5,033	390
Koninklijke Ahold Delhaize N.V.	45,028	1,129
Royal Dutch Shell PLC, Class B	131,770	3,926
		7,143
New Zealand – 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	29,967	450
Mercury NZ Ltd.	68,477	233
		683
Norway – 1.5%
DNB ASA	55,705	1,044
Equinor ASA	84,868	1,697
		2,741
Portugal – 0.2%
EDP - Energias de Portugal S.A.	74,138	321
Singapore – 1.5%
DBS Group Holdings Ltd.	49,000	945
United Overseas Bank Ltd.	90,657	1,783
		2,728
Spain – 1.5%
ACS Actividades de Construccion y Servicios S.A.	37,286	1,495
Banco Bilbao Vizcaya Argentaria S.A.	64,409	363
Enagas S.A.	10,000	255
Iberdrola S.A.	62,953	648
		2,761
Sweden – 2.8%
Essity AB, Class B	5,362	173
Hennes & Mauritz AB, Class B	57,338	1,166
ICA Gruppen AB	8,696	406
Sandvik AB	28,462	556
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8% (1)continued
Sweden – 2.8%continued
Skandinaviska Enskilda Banken AB, Class A	146,740	$1,380
Skanska AB, Class B	9,621	218
SKF AB, Class B	39,387	798
Volvo AB, Class B	14,450	242
		4,939
Switzerland – 7.4%
Adecco Group A.G. (Registered)	19,040	1,204
Nestle S.A. (Registered)	37,356	4,047
Novartis A.G. (Registered)	21,263	2,014
Roche Holding A.G. (Genusschein)	13,237	4,292
Swisscom A.G. (Registered)	3,115	1,650
		13,207
United Kingdom – 14.3%
3i Group PLC	115,555	1,684
Anglo American PLC	66,705	1,925
Ashtead Group PLC	11,241	360
BAE Systems PLC	51,021	382
Barratt Developments PLC	48,876	485
Berkeley Group Holdings (The) PLC	18,101	1,174
British American Tobacco PLC	47,144	2,009
BT Group PLC	180,444	462
Fiat Chrysler Automobiles N.V.	71,293	1,056
GlaxoSmithKline PLC	118,426	2,786
Imperial Brands PLC	41,762	1,035
Legal & General Group PLC	464,882	1,873
Meggitt PLC	163,003	1,420
National Grid PLC	38,715	487
Next PLC	1,024	95
Pearson PLC	88,294	747
Persimmon PLC	18,674	673
Rio Tinto PLC	12,976	771
Segro PLC	2,942	35
Smith & Nephew PLC	29,244	706
SSE PLC	10,341	198
Standard Chartered PLC	175,788	1,660
Standard Life Aberdeen PLC	32,990	144
Tesco PLC	60,917	206
Unilever N.V.	56,626	3,258
United Utilities Group PLC	4,295	54
		25,685

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8% (1)continued
United States – 0.0%
Bausch Health Cos., Inc.*	2,477	$74
Total Common Stocks
(Cost $169,467)		177,517

INVESTMENT COMPANIES – 0.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(3) (4)	76,403	76
Total Investment Companies
(Cost $76)		76

Total Investments – 98.8%
(Cost $169,543)		177,593
Other Assets less Liabilities – 1.2%		2,091
Net Assets – 100.0%		$179,684

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	33	$1,380	Long	3/20	$(2)
FTSE 100 Index (British Pound)	3	298	Long	3/20	6
S&P/TSX 60 Index (Canadian Dollar)	2	312	Long	3/20	—*
SPI 200 Index (Australian Dollar)	3	348	Long	3/20	(7)
Total					$(3)

*	Amounts round to less than a thousand.
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.2%
Consumer Discretionary	10.8
Consumer Staples	10.9
Energy	6.0
Financials	20.1
Health Care	11.0
Industrials	14.2
Information Technology	7.1
Materials	7.8
Real Estate	3.3
Utilities	3.6
Total	100.0%

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
At December 31, 2019, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	28.2%
Japanese Yen	22.4
British Pound	14.2
Canadian Dollar	9.1
Swiss Franc	7.4
Australian Dollar	5.5
All other currencies less than 5%	13.2
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$15,121	$923	$—	$16,044
Ireland	409	—	—	409
Israel	1,289	1,207	—	2,496
United States	74	—	—	74
All Other Countries(1)	—	158,494	—	158,494
Total Common Stocks	16,893	160,624	—	177,517
Investment Companies	76	—	—	76
Total Investments	$16,969	$160,624	$—	$177,593
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$6	$—	$—	$6
Liabilities
Futures Contracts	(9)	—	—	(9)
Total Other Financial Instruments	$(3)	$—	$—	$(3)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$533	$17,516	$17,973	$7	$76	76,403
NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.7%
Aerospace & Defense – 2.2%
Boeing (The) Co.	558	$182
Lockheed Martin Corp.	6,428	2,503
Raytheon Co.	7,689	1,689
Spirit AeroSystems Holdings, Inc., Class A	14,968	1,091
		5,465
Asset Management – 0.5%
Franklin Resources, Inc.	53,721	1,396
Automotive – 0.1%
Gentex Corp.	9,885	286
Banking – 5.4%
Bank of America Corp.	123,128	4,337
Citigroup, Inc.	42,060	3,360
Citizens Financial Group, Inc.	43	2
JPMorgan Chase & Co.	19,677	2,743
Regions Financial Corp.	86,090	1,477
Wells Fargo & Co.	31,154	1,676
		13,595
Biotechnology & Pharmaceuticals – 6.9%
AbbVie, Inc.	1,992	176
Amgen, Inc.	12,375	2,983
Biogen, Inc.*	4,406	1,307
Bristol-Myers Squibb Co.	47,639	3,058
Eli Lilly & Co.	9,073	1,193
Gilead Sciences, Inc.	4,941	321
Johnson & Johnson	29,306	4,275
Merck & Co., Inc.	40,898	3,720
Pfizer, Inc.	11,050	433
		17,466
Chemicals – 1.4%
3M Co.	4,065	717
Celanese Corp.	4,485	552
LyondellBasell Industries N.V., Class A	19,475	1,840
PPG Industries, Inc.	2,639	353
		3,462
Commercial Services – 1.3%
H&R Block, Inc.	69,713	1,637
ManpowerGroup, Inc.	3,299	320
Robert Half International, Inc.	22,934	1,448
		3,405
Construction Materials – 0.6%
Carlisle Cos., Inc.	9,976	1,615
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Consumer Products – 4.6%
Altria Group, Inc.	4,528	$226
Coca-Cola (The) Co.	7,160	396
General Mills, Inc.	35,184	1,884
Herbalife Nutrition Ltd.*	414	20
Hershey (The) Co.	3,963	583
Kimberly-Clark Corp.	14,688	2,020
PepsiCo, Inc.	19,004	2,597
Philip Morris International, Inc.	20,820	1,772
Procter & Gamble (The) Co.	16,576	2,070
		11,568
Containers & Packaging – 0.1%
International Paper Co.	6,308	290
Distributors - Consumer Staples – 0.3%
Sysco Corp.	10,244	876
Electrical Equipment – 1.2%
Eaton Corp. PLC	4,896	464
Emerson Electric Co.	224	17
Hubbell, Inc.	8,993	1,330
Johnson Controls International PLC	28,453	1,158
		2,969
Engineering & Construction Services – 0.3%
AECOM*	19,382	836
Gaming, Lodging & Restaurants – 1.3%
Starbucks Corp.	17,211	1,513
Wyndham Destinations, Inc.	32,326	1,671
		3,184
Hardware – 7.3%
Apple, Inc.	45,808	13,451
Cisco Systems, Inc.	70,512	3,382
HP, Inc.	48,270	992
Seagate Technology PLC	3,933	234
Zebra Technologies Corp., Class A*	1,546	395
		18,454
Health Care Facilities & Services – 3.3%
AmerisourceBergen Corp.	17,359	1,476
Anthem, Inc.	1,582	478
Humana, Inc.	5,130	1,880
McKesson Corp.	11,210	1,551
UnitedHealth Group, Inc.	9,698	2,851
		8,236
Home & Office Products – 1.9%
Masco Corp.	28,814	1,383

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Home & Office Products – 1.9%continued
NVR, Inc.*	322	$1,226
PulteGroup, Inc.	39,739	1,542
Scotts Miracle-Gro (The) Co.	4,851	515
Snap-on, Inc.	658	112
		4,778
Industrial Services – 0.2%
W.W. Grainger, Inc.	1,493	505
Institutional Financial Services – 2.3%
Goldman Sachs Group (The), Inc.	10,115	2,326
Jefferies Financial Group, Inc.	55,840	1,193
Morgan Stanley	43,436	2,220
		5,739
Insurance – 4.0%
American International Group, Inc.	38,592	1,981
Assured Guaranty Ltd.	31,771	1,557
AXA Equitable Holdings, Inc.	56,145	1,391
Berkshire Hathaway, Inc., Class B*	11,344	2,569
MetLife, Inc.	39,130	1,995
White Mountains Insurance Group Ltd.	611	682
		10,175
Iron & Steel – 1.0%
Nucor Corp.	4,741	267
Reliance Steel & Aluminum Co.	13,014	1,558
Steel Dynamics, Inc.	18,008	613
		2,438
Machinery – 0.6%
Oshkosh Corp. (New York Exchange)	17,142	1,622
Media – 7.1%
Alphabet, Inc., Class A*	5,815	7,788
Booking Holdings, Inc.*	128	263
Comcast Corp., Class A	29,946	1,347
Facebook, Inc., Class A*	23,214	4,765
Interpublic Group of (The) Cos., Inc.	21,799	504
Netflix, Inc.*	1,684	545
Omnicom Group, Inc.	21,640	1,753
Walt Disney (The) Co.	6,203	897
		17,862
Medical Equipment & Devices – 3.7%
Abbott Laboratories	12,753	1,108
Baxter International, Inc.	20,935	1,751
Edwards Lifesciences Corp.*	4,853	1,132
IDEXX Laboratories, Inc.*	2,283	596
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Medical Equipment & Devices – 3.7%continued
Medtronic PLC	26,728	$3,032
Mettler-Toledo International, Inc.*	183	145
Stryker Corp.	830	174
Waters Corp.*	6,292	1,470
		9,408
Oil, Gas & Coal – 4.8%
Chevron Corp.	31,219	3,762
ConocoPhillips	35,807	2,328
Exxon Mobil Corp.	17,251	1,204
HollyFrontier Corp.	21,727	1,102
Marathon Petroleum Corp.	18,507	1,115
Phillips 66	8,359	931
Schlumberger Ltd.	18,930	761
Valero Energy Corp.	8,954	839
		12,042
Passenger Transportation – 0.7%
Southwest Airlines Co.	32,830	1,772
Real Estate – 0.5%
CBRE Group, Inc., Class A*	19,986	1,225
Real Estate Investment Trusts – 2.7%
Brixmor Property Group, Inc.	63,754	1,378
Equity Commonwealth	42,357	1,391
Host Hotels & Resorts, Inc.	79,624	1,477
Kimco Realty Corp.	13,065	270
Weingarten Realty Investors	50,025	1,563
Welltower, Inc. (New York Exchange)	10,838	886
		6,965
Retail - Consumer Staples – 2.8%
Target Corp.	17,210	2,207
Walgreens Boots Alliance, Inc.	28,392	1,674
Walmart, Inc.	26,510	3,150
		7,031
Retail - Discretionary – 5.4%
Amazon.com, Inc.*	3,485	6,440
AutoZone, Inc.*	1,545	1,840
Best Buy Co., Inc.	21,180	1,860
eBay, Inc.	43,517	1,571
Home Depot (The), Inc.	4,987	1,089
Lowe's Cos., Inc.	6,477	776
		13,576
Semiconductors – 4.2%
Applied Materials, Inc.	15,639	955

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Semiconductors – 4.2%continued
Intel Corp.	69,393	$4,153
KLA Corp.	4,602	820
Lam Research Corp.	7,212	2,109
Texas Instruments, Inc.	19,582	2,512
		10,549
Software – 7.1%
Citrix Systems, Inc.	8,029	891
Intuit, Inc. (NASDAQ Exchange)	1,100	288
Microsoft Corp.	82,135	12,953
Oracle Corp.	49,059	2,599
Take-Two Interactive Software, Inc.*	10,563	1,293
		18,024
Specialty Finance – 2.7%
Ally Financial, Inc.	3,660	112
Capital One Financial Corp.	14,435	1,485
Mastercard, Inc., Class A	3,152	941
Navient Corp.	78,272	1,071
Visa, Inc., Class A	8,167	1,535
Western Union (The) Co.	62,239	1,667
		6,811
Technology Services – 3.9%
Accenture PLC, Class A	13,754	2,896
Amdocs Ltd.	22,389	1,616
Booz Allen Hamilton Holding Corp.	6,319	450
CDW Corp.	1,488	213
Cognizant Technology Solutions Corp., Class A	6,563	407
International Business Machines Corp.	18,243	2,445
Leidos Holdings, Inc.	18,682	1,829
		9,856
Telecom – 2.8%
AT&T, Inc.	109,924	4,296
Verizon Communications, Inc.	45,440	2,790
		7,086
Transportation & Logistics – 0.5%
C.H. Robinson Worldwide, Inc.	6,025	471
Landstar System, Inc.	6,301	718
		1,189
Transportation Equipment – 0.7%
Allison Transmission Holdings, Inc.	246	12
Cummins, Inc.	10,149	1,816
		1,828
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Utilities – 3.3%
AES Corp.	80,117	$1,594
Ameren Corp.	21,028	1,615
Edison International	1,137	86
Entergy Corp.	217	26
Exelon Corp.	31,523	1,437
FirstEnergy Corp.	36,843	1,790
NRG Energy, Inc.	14,056	559
Public Service Enterprise Group, Inc.	19,272	1,138
		8,245
Total Common Stocks
(Cost $187,416)		251,829

INVESTMENT COMPANIES – 0.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(1) (2)	241,857	242
Total Investment Companies
(Cost $242)		242

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 1.97%, 1/9/20(3) (4)	$275	$275
	Total Short-Term Investments
	(Cost $275)	275

	Total Investments – 99.9%
	(Cost $187,933)	252,346
	Other Assets less Liabilities – 0.1%	197
	NET ASSETS – 100.0%	$252,543

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2019 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company
Percentages shown are based on Net Assets.

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	3	$485	Long	3/20	$10
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.3%
Consumer Discretionary	9.5
Consumer Staples	6.9
Energy	4.8
Financials	13.3
Health Care	13.9
Industrials	8.6
Information Technology	23.7
Materials	2.4
Real Estate	3.3
Utilities	3.3
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$251,829	$—	$—	$251,829
Investment Companies	242	—	—	242
Short-Term Investments	—	275	—	275
Total Investments	$252,071	$275	$—	$252,346
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$10	$—	$—	$10

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$797	$21,664	$22,219	$14	$242	241,857
NORTHERN FUNDS QUARTERLY REPORT     13    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3%
Aerospace & Defense – 1.7%
Arconic, Inc.	9,917	$305
General Dynamics Corp.	3,084	544
Raytheon Co.	382	84
Textron, Inc.	8,472	378
		1,311
Apparel & Textile Products – 0.1%
Hanesbrands, Inc.	6,999	104
Asset Management – 0.4%
E*TRADE Financial Corp.	5,795	263
Automotive – 1.1%
Aptiv PLC	415	40
Gentex Corp.	14,471	419
Lear Corp.	2,448	336
		795
Banking – 10.1%
Bank of America Corp.	63,398	2,233
Citigroup, Inc.	21,872	1,747
JPMorgan Chase & Co.	11,970	1,669
M&T Bank Corp.	3,454	586
Popular, Inc.	6,869	404
Wells Fargo & Co.	20,158	1,084
		7,723
Biotechnology & Pharmaceuticals – 6.3%
Allergan PLC	1,331	254
Bristol-Myers Squibb Co.	3,644	234
Johnson & Johnson	16,884	2,463
Pfizer, Inc.	48,140	1,886
		4,837
Chemicals – 1.9%
Dow, Inc.	19,153	1,048
Eastman Chemical Co.	3,009	239
LyondellBasell Industries N.V., Class A	1,712	162
		1,449
Commercial Services – 0.5%
ManpowerGroup, Inc.	3,998	388
Construction Materials – 0.5%
Carlisle Cos., Inc.	2,487	403
Consumer Products – 3.6%
Archer-Daniels-Midland Co.	2,221	103
General Mills, Inc.	15,535	832
Ingredion, Inc.	820	76
JM Smucker (The) Co.	2,176	227
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Consumer Products – 3.6%continued
Kraft Heinz (The) Co.	16,099	$517
Molson Coors Beverage Co., Class B	7,014	378
Procter & Gamble (The) Co.	5,106	638
		2,771
Consumer Services – 0.2%
Graham Holdings Co., Class B	282	180
Containers & Packaging – 1.3%
Berry Global Group, Inc.*	9,502	451
International Paper Co.	10,870	501
		952
Distributors - Consumer Staples – 1.1%
Bunge Ltd.	6,863	395
US Foods Holding Corp.*	9,745	408
		803
Electrical Equipment – 4.1%
Acuity Brands, Inc.	3,008	415
Amphenol Corp., Class A	3,600	390
Eaton Corp. PLC	10,919	1,034
General Electric Co.	4,508	50
Hubbell, Inc.	2,772	410
Johnson Controls International PLC	20,441	832
		3,131
Forest & Paper Products – 0.5%
Domtar Corp.	10,437	399
Hardware – 0.5%
Cisco Systems, Inc.	7,284	349
Health Care Facilities & Services – 0.6%
Laboratory Corp. of America Holdings*	1,513	256
Quest Diagnostics, Inc.	1,698	181
		437
Home & Office Products – 1.9%
D.R. Horton, Inc. (New York Exchange)	446	24
Lennar Corp., Class A	6,711	374
PulteGroup, Inc.	10,654	413
Toll Brothers, Inc.	7,087	280
Whirlpool Corp.	2,549	376
		1,467
Industrial Services – 0.5%
MSC Industrial Direct Co., Inc., Class A	5,163	405
Institutional Financial Services – 4.1%
Bank of New York Mellon (The) Corp.	14,837	747

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Institutional Financial Services – 4.1%continued
Goldman Sachs Group (The), Inc.	5,126	$1,178
Morgan Stanley	23,141	1,183
		3,108
Insurance – 7.6%
Aflac, Inc.	17,113	905
Alleghany Corp.*	283	226
Allstate (The) Corp.	8,087	909
American National Insurance Co.	1,497	176
Assured Guaranty Ltd.	8,411	412
Athene Holding Ltd., Class A*	6,566	309
Berkshire Hathaway, Inc., Class B*	5,993	1,358
Hartford Financial Services Group (The), Inc.	4,775	290
Loews Corp.	8,284	435
Reinsurance Group of America, Inc.	1,433	234
RenaissanceRe Holdings Ltd.	1,031	202
White Mountains Insurance Group Ltd.	334	373
		5,829
Machinery – 1.4%
Oshkosh Corp. (New York Exchange)	5,126	485
Parker-Hannifin Corp.	2,740	564
		1,049
Media – 4.5%
Charter Communications, Inc., Class A*	1,706	827
Comcast Corp., Class A	22,063	992
Discovery, Inc., Class A*	13,961	457
Nexstar Media Group, Inc., Class A	2,596	304
Sinclair Broadcast Group, Inc., Class A	4,733	158
ViacomCBS, Inc., Class B	8,092	340
Walt Disney (The) Co.	2,418	350
		3,428
Medical Equipment & Devices – 6.4%
Abbott Laboratories	2,779	242
Agilent Technologies, Inc.	6,658	568
Becton Dickinson and Co.	3,177	864
Cooper (The) Cos., Inc.	801	257
Danaher Corp.	6,133	941
Medtronic PLC	13,342	1,514
Thermo Fisher Scientific, Inc.	1,650	536
		4,922
Oil, Gas & Coal – 7.2%
Baker Hughes Co.	3,418	88
Chevron Corp.	15,975	1,925
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Oil, Gas & Coal – 7.2%continued
Devon Energy Corp.	17,405	$452
Exxon Mobil Corp.	14,441	1,008
Helmerich & Payne, Inc.	7,614	346
HollyFrontier Corp.	7,250	368
Patterson-UTI Energy, Inc.	3,958	41
Range Resources Corp.	89,761	435
Schlumberger Ltd.	21,273	855
		5,518
Passenger Transportation – 0.5%
Southwest Airlines Co.	7,571	409
Real Estate Investment Trusts – 6.3%
Alexandria Real Estate Equities, Inc.	1,696	274
Corporate Office Properties Trust	3,760	110
EPR Properties	2,626	185
Healthcare Trust of America, Inc., Class A	6,892	209
Host Hotels & Resorts, Inc.	23,162	430
Kilroy Realty Corp.	4,958	416
Kimco Realty Corp.	18,976	393
Liberty Property Trust	7,588	456
Life Storage, Inc.	3,492	378
Mid-America Apartment Communities, Inc.	1,895	250
Prologis, Inc. (New York Exchange)	2,453	219
Regency Centers Corp.	3,369	212
Retail Properties of America, Inc., Class A	26,685	357
SL Green Realty Corp.	967	89
Vornado Realty Trust	6,300	419
Weingarten Realty Investors	12,637	395
		4,792
Retail - Consumer Staples – 4.5%
Casey's General Stores, Inc.	1,201	191
Target Corp.	8,794	1,128
Walgreens Boots Alliance, Inc.	12,582	742
Walmart, Inc.	11,682	1,388
		3,449
Retail - Discretionary – 0.5%
Best Buy Co., Inc.	2,017	177
Williams-Sonoma, Inc.	2,970	218
		395
Semiconductors – 3.1%
Applied Materials, Inc.	889	54

NORTHERN FUNDS QUARTERLY REPORT     15    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Semiconductors – 3.1%continued
Broadcom, Inc.	620	$196
Intel Corp.	21,860	1,308
Lam Research Corp.	1,575	461
Maxim Integrated Products, Inc.	5,963	367
Microchip Technology, Inc.	128	13
		2,399
Software – 0.4%
Oracle Corp.	6,278	333
Specialty Finance – 3.8%
Ally Financial, Inc.	12,909	395
Capital One Financial Corp.	7,473	769
Fidelity National Information Services, Inc.	3,070	427
Jack Henry & Associates, Inc.	2,418	352
MGIC Investment Corp.	25,689	364
Santander Consumer USA Holdings, Inc.	14,313	335
SLM Corp.	27,960	249
		2,891
Technology Services – 1.4%
Accenture PLC, Class A	1,825	384
Amdocs Ltd.	5,911	427
Cognizant Technology Solutions Corp., Class A	1,488	92
International Business Machines Corp.	1,333	179
		1,082
Telecom – 2.5%
AT&T, Inc.	38,389	1,500
Verizon Communications, Inc.	7,031	432
		1,932
Transportation Equipment – 0.6%
Cummins, Inc.	2,535	454
Utilities – 6.6%
Avangrid, Inc.	3,650	187
Consolidated Edison, Inc.	4,313	390
DTE Energy Co.	2,366	307
Edison International	4,538	342
Evergy, Inc.	6,463	421
Exelon Corp.	12,175	555
National Fuel Gas Co.	6,755	314
OGE Energy Corp.	8,743	389
Pinnacle West Capital Corp.	4,141	372
PPL Corp.	14,710	528
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Utilities – 6.6%continued
Public Service Enterprise Group, Inc.	8,175	$483
UGI Corp.	8,123	367
Vistra Energy Corp.	15,049	346
		5,001
Total Common Stocks
(Cost $68,354)		75,158

INVESTMENT COMPANIES – 1.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(1) (2)	1,190,079	1,190
Total Investment Companies
(Cost $1,190)		1,190

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bills, 1.97%, 1/9/20(3) (4)	$150	$150
	Total Short-Term Investments
	(Cost $150)	150

	Total Investments – 100.0%
	(Cost $69,694)	76,498
	Liabilities less Other Assets – (0.0%)	(35)
	NET ASSETS – 100.0%	$76,463

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2019 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company
Percentages shown are based on Net Assets.

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	8	$1,292	Long	3/20	$19
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	7.1%
Consumer Discretionary	5.4
Consumer Staples	7.9
Energy	7.3
Financials	25.3
Health Care	13.6
Industrials	9.5
Information Technology	7.1
Materials	3.7
Real Estate	6.4
Utilities	6.7
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$75,158	$—	$—	$75,158
Investment Companies	1,190	—	—	1,190
Short-Term Investments	—	150	—	150
Total Investments	$76,348	$150	$—	$76,498
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$19	$—	$—	$19

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,347	$10,442	$11,599	$14	$1,190	1,190,079
NORTHERN FUNDS QUARTERLY REPORT     17    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.1%
Aerospace & Defense – 1.4%
AAR Corp.	8,793	$397
Aerojet Rocketdyne Holdings, Inc.*	13,160	601
AeroVironment, Inc.*	4,580	283
American Outdoor Brands Corp.*	1,281	12
Astronics Corp.*	7,062	197
Astronics Corp., Class B*	3,668	102
Axon Enterprise, Inc.*	13,876	1,017
Barnes Group, Inc.	11,489	712
Ducommun, Inc.*	2,990	151
Mercury Systems, Inc.*	11,157	771
Moog, Inc., Class A	7,952	679
Park Aerospace Corp.	2,778	45
Sturm Ruger & Co., Inc.	4,497	211
Woodward, Inc.	16,041	1,900
		7,078
Apparel & Textile Products – 0.9%
Crocs, Inc.*	19,296	808
Culp, Inc.	198	3
Deckers Outdoor Corp.*	5,564	940
Delta Apparel, Inc.*	8,230	256
Fossil Group, Inc.*	256	2
Movado Group, Inc.	3,429	75
Oxford Industries, Inc.	2,957	223
Steven Madden Ltd.	21,145	909
Superior Group of Cos., Inc.	7,446	101
Unifi, Inc.*	6,669	168
Weyco Group, Inc.	3,368	89
Wolverine World Wide, Inc.	25,889	873
		4,447
Asset Management – 1.0%
Altisource Asset Management Corp.*	3,139	39
Ares Management Corp., Class A	12,600	450
Artisan Partners Asset Management, Inc., Class A	10,211	330
Associated Capital Group, Inc., Class A	439	17
B. Riley Financial, Inc.	1,715	43
Bain Capital Specialty Finance, Inc.	5,900	117
Blucora, Inc.*	9,721	254
Boston Private Financial Holdings, Inc.	15,913	191
Brightsphere Investment Group, Inc.	8,600	88
Cohen & Steers, Inc.	5,797	364
Diamond Hill Investment Group, Inc.	1,019	143
Federated Investors, Inc., Class B	18,800	613
GAMCO Investors, Inc., Class A	426	8
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Asset Management – 1.0%continued
Hamilton Lane, Inc., Class A	4,200	$250
Kennedy-Wilson Holdings, Inc.	21,180	472
Pzena Investment Management, Inc., Class A	4,495	39
Rafael Holdings, Inc., Class B*	5,500	98
Safeguard Scientifics, Inc.	826	9
Siebert Financial Corp.*	919	8
Stifel Financial Corp.	15,370	932
StoneCastle Financial Corp.	3,650	82
Virtus Investment Partners, Inc.	2,351	286
Waddell & Reed Financial, Inc., Class A	2,463	41
Westwood Holdings Group, Inc.	496	15
		4,889
Automotive – 0.7%
Adient PLC*	17,900	380
Cooper Tire & Rubber Co.	10,011	288
Dana, Inc.	36,433	663
Delphi Technologies PLC*	18,300	235
Dorman Products, Inc.*	9,617	728
Gentherm, Inc.*	6,592	293
Methode Electronics, Inc.	7,487	295
Miller Industries, Inc.	8,537	317
Modine Manufacturing Co.*	2,602	20
Standard Motor Products, Inc.	7,036	374
		3,593
Banking – 10.6%
1st Source Corp.	5,578	289
Allegiance Bancshares, Inc.*	4,136	156
American National Bankshares, Inc.	2,700	107
Ameris Bancorp	13,018	554
Ames National Corp.	2,595	73
Arrow Financial Corp.	8,220	311
Atlantic Union Bankshares Corp.	16,746	629
Axos Financial, Inc.*	14,394	436
Banc of California, Inc.	14,848	255
BancFirst Corp.	7,241	452
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,049	172
Bancorp (The), Inc.*	800	10
BancorpSouth Bank	22,096	694
Bank of Hawaii Corp.	9,995	951
Bank of Marin Bancorp	7,918	357
Bank of NT Butterfield & Son (The) Ltd.	11,200	415
Bank of South Carolina Corp.	1,064	20

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Banking – 10.6%continued
BankFinancial Corp.	1,716	$22
Bankwell Financial Group, Inc.	1,074	31
Banner Corp.	2,629	149
Bar Harbor Bankshares	4,329	110
BCB Bancorp, Inc.	508	7
Berkshire Bancorp, Inc.*	121	1
Berkshire Hills Bancorp, Inc.	9,676	318
Bridge Bancorp, Inc.	3,855	129
Brookline Bancorp, Inc.	21,582	355
Bryn Mawr Bank Corp.	5,049	208
Burke & Herbert Bank & Trust Co.	20	45
C&F Financial Corp.	474	26
Cadence BanCorp	24,937	452
California First National Bancorp	1,583	26
Cambridge Bancorp	793	64
Camden National Corp.	4,039	186
Capital City Bank Group, Inc.	4,098	125
Capitol Federal Financial, Inc.	32,167	442
Capstar Financial Holdings, Inc.	7,886	131
Carolina Financial Corp.	5,723	247
Cathay General Bancorp	18,303	696
CenterState Bank Corp.	24,189	604
Central Pacific Financial Corp.	4,691	139
Century Bancorp, Inc., Class A	4,828	434
Citizens & Northern Corp.	774	22
City Holding Co.	5,814	476
Columbia Banking System, Inc.	13,684	557
Commercial National Financial Corp.	121	2
Community Bank System, Inc.	14,163	1,005
Community Trust Bancorp, Inc.	5,875	274
ConnectOne Bancorp, Inc.	5,162	133
Customers Bancorp, Inc.*	679	16
CVB Financial Corp.	24,199	522
Dime Community Bancshares, Inc.	7,417	155
Eagle Bancorp, Inc.	6,950	338
Eagle Financial Services, Inc.	100	3
Entegra Financial Corp.*	1,388	42
Enterprise Bancorp, Inc.	2,073	70
Enterprise Financial Services Corp.	4,121	199
ESSA Bancorp, Inc.	9,866	167
Financial Institutions, Inc.	7,837	252
First Bancorp	7,993	319
First BanCorp (New York Exchange)	42,600	451
First Bancorp, Inc.	3,056	92
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Banking – 10.6%continued
First Bancshares (The), Inc.	5,089	$181
First Busey Corp.	10,665	293
First Commonwealth Financial Corp.	20,318	295
First Community Bankshares, Inc.	4,707	146
First Defiance Financial Corp.	13,902	438
First Financial Bancorp	15,907	405
First Financial Bankshares, Inc.	25,794	905
First Financial Corp.	5,356	245
First Financial Northwest, Inc.	699	10
First Foundation, Inc.	5,508	96
First Internet Bancorp	5,632	134
First Interstate BancSystem, Inc., Class A	6,927	290
First Merchants Corp.	8,860	368
First Mid Bancshares, Inc.	37	1
First Midwest Bancorp, Inc.	17,751	409
First Northwest Bancorp	521	9
First of Long Island (The) Corp.	11,882	298
Flushing Financial Corp.	4,546	98
FNB Corp.	79,060	1,004
FS Bancorp, Inc.	116	7
Fulton Financial Corp.	40,398	704
German American Bancorp, Inc.	576	21
Glacier Bancorp, Inc.	17,223	792
Great Southern Bancorp, Inc.	5,311	336
Great Western Bancorp, Inc.	11,314	393
Guaranty Federal Bancshares, Inc.	3,967	100
Hancock Whitney Corp.	17,802	781
Hanmi Financial Corp.	9,539	191
Hawthorn Bancshares, Inc.	1,218	31
Heartland Financial USA, Inc.	6,055	301
Heritage Financial Corp.	4,507	128
Hilltop Holdings, Inc.	17,211	429
Hingham Institution for Savings	65	14
Home Bancorp, Inc.	3,200	125
Home BancShares, Inc.	35,663	701
Home Federal Bancorp, Inc.	2,692	96
HomeStreet, Inc.*	4,395	149
HomeTrust Bancshares, Inc.	1,263	34
Hope Bancorp, Inc.	23,113	343
IBERIABANK Corp.	10,801	808
Independent Bank Corp.	9,510	792
Independent Bank Corp. (Berlin Exchange)	4,579	104
Independent Bank Group, Inc.	7,243	402

NORTHERN FUNDS QUARTERLY REPORT     19    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Banking – 10.6%continued
International Bancshares Corp.	9,310	$401
Investors Bancorp, Inc.	92,677	1,104
Kearny Financial Corp.	29,650	410
Kentucky First Federal Bancorp	724	6
Lake Shore Bancorp, Inc.	300	5
Lakeland Bancorp, Inc.	7,805	136
Lakeland Financial Corp.	5,004	245
Landmark Bancorp, Inc.	6,041	151
Malvern Bancorp, Inc.(1) *	9	—
Mercantile Bank Corp.	5,421	198
Meridian Bancorp, Inc.	15,190	305
Meta Financial Group, Inc.	11,789	430
Metropolitan Bank Holding Corp.*	200	10
Midland States Bancorp, Inc.	4,263	123
MidWestOne Financial Group, Inc.	564	20
MSB Financial Corp.	2,473	45
MutualFirst Financial, Inc.	775	31
NASB Financial, Inc.	4,183	184
National Bank Holdings Corp., Class A	8,119	286
National Bankshares, Inc.	1,787	80
NBT Bancorp, Inc.	9,507	386
Nicolet Bankshares, Inc.*	1,900	140
Northeast Community Bancorp, Inc.	897	11
Northfield Bancorp, Inc.	15,211	258
Northrim BanCorp, Inc.	3,070	118
Northwest Bancshares, Inc.	16,597	276
NorthWest Indiana Bancorp	700	32
Norwood Financial Corp.	2,948	115
OceanFirst Financial Corp.	5,966	152
OFG Bancorp	7,169	169
Ohio Valley Banc Corp.	757	30
Old National Bancorp	37,835	692
Old Second Bancorp, Inc.	10,802	146
Opus Bank	112	3
Origin Bancorp, Inc.	3,300	125
Pacific Premier Bancorp, Inc.	12,165	397
Park National Corp.	2,162	221
Peapack Gladstone Financial Corp.	4,379	135
Penns Woods Bancorp, Inc.	150	5
Peoples Bancorp, Inc.	4,342	151
Peoples Financial Corp.	236	3
Peoples Financial Services Corp.	420	21
People's United Financial, Inc.	5,494	93
People's Utah Bancorp	1,684	51
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Banking – 10.6%continued
Preferred Bank	2,604	$156
Premier Financial Bancorp, Inc.	2,545	46
Prosperity Bancshares, Inc.	9,200	661
Provident Bancorp, Inc.(1) *	18	—
Provident Financial Services, Inc.	14,916	368
Prudential Bancorp, Inc.	1,050	19
QCR Holdings, Inc.	7,271	319
Renasant Corp.	9,159	324
Republic Bancorp, Inc., Class A	4,246	199
Republic First Bancorp, Inc.*	24,483	102
S&T Bancorp, Inc.	14,464	583
Sandy Spring Bancorp, Inc.	7,839	297
Seacoast Banking Corp. of Florida*	10,303	315
ServisFirst Bancshares, Inc.	10,313	389
Severn Bancorp, Inc.	1,292	12
Shore Bancshares, Inc.	691	12
Sierra Bancorp	823	24
Simmons First National Corp., Class A	14,427	387
South State Corp.	6,307	547
Southern BancShares NC, Inc.	5	19
Southern National Bancorp of Virginia, Inc.	669	11
Southside Bancshares, Inc.	7,527	280
Standard AVB Financial Corp.	947	28
Stock Yards Bancorp, Inc.	8,565	352
Texas Capital Bancshares, Inc.*	9,857	560
Tompkins Financial Corp.	4,253	389
Towne Bank	10,663	297
TriCo Bancshares	6,117	250
Triumph Bancorp, Inc.*	3,700	141
TrustCo Bank Corp. NY	9,267	80
Trustmark Corp.	15,351	530
UMB Financial Corp.	10,864	746
Umpqua Holdings Corp.	50,439	893
United Bancorp, Inc.	498	7
United Bankshares, Inc.	22,495	870
United Community Banks, Inc.	12,206	377
Univest Financial Corp.	7,275	195
Valley National Bancorp	86,902	995
Veritex Holdings, Inc.	10,400	303
Virginia National Bankshares Corp.	105	4
Washington Federal, Inc.	21,674	794
Washington Trust Bancorp, Inc.	3,406	183
Waterstone Financial, Inc.	3,824	73

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Banking – 10.6%continued
Wellesley Bank	282	$13
WesBanco, Inc.	14,920	564
West Bancorporation, Inc.	2,908	75
Westamerica Bancorporation	5,847	396
Western New England Bancorp, Inc.	4,095	39
WSFS Financial Corp.	16,660	733
		52,187
Biotechnology & Pharmaceuticals – 6.9%
ACADIA Pharmaceuticals, Inc.*	25,024	1,071
Acceleron Pharma, Inc.*	10,700	567
AcelRx Pharmaceuticals, Inc.*	47,000	99
Achillion Pharmaceuticals, Inc.*	23,500	142
Adamas Pharmaceuticals, Inc.*	7,366	28
ADMA Biologics, Inc.*	23,000	92
Adverum Biotechnologies, Inc.*	12,762	147
Aerie Pharmaceuticals, Inc.*	2,600	63
Agenus, Inc.*	25,400	103
Agios Pharmaceuticals, Inc.*	3,238	155
Akebia Therapeutics, Inc.*	30,500	193
Akorn, Inc.*	15,028	23
Albireo Pharma, Inc.*	2,826	72
Alector, Inc.*	7,200	124
AMAG Pharmaceuticals, Inc.*	9,847	120
Amicus Therapeutics, Inc.*	60,600	590
Amphastar Pharmaceuticals, Inc.*	13,128	253
AnaptysBio, Inc.*	5,800	94
Anavex Life Sciences Corp.*	15,900	41
ANI Pharmaceuticals, Inc.*	3,619	223
Anika Therapeutics, Inc.*	5,763	299
Anixa Biosciences, Inc.*	3,567	12
Apellis Pharmaceuticals, Inc.*	990	30
Arcus Biosciences, Inc.*	5,200	53
Ardelyx, Inc.*	9,600	72
Arena Pharmaceuticals, Inc.*	11,881	540
Arrowhead Pharmaceuticals, Inc.*	22,100	1,402
Arvinas, Inc.*	5,000	205
Assembly Biosciences, Inc.*	7,191	147
Atara Biotherapeutics, Inc.*	12,200	201
Athersys, Inc.*	31,400	39
Avid Bioservices, Inc.*	13,300	102
Avrobio, Inc.*	4,900	99
Axsome Therapeutics, Inc.*	4,700	486
Baudax Bio, Inc.*	5,690	39
Beyondspring, Inc.*	5,000	78
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Biotechnology & Pharmaceuticals – 6.9%continued
BioCryst Pharmaceuticals, Inc.*	17,600	$61
BioDelivery Sciences International, Inc.*	2,711	17
BioSpecifics Technologies Corp.*	6,529	372
Bioxcel Therapeutics, Inc.*	10,100	148
Blueprint Medicines Corp.*	11,600	929
Bridgebio Pharma, Inc.*	4,600	161
Calithera Biosciences, Inc.*	16,500	94
Cara Therapeutics, Inc.*	10,716	173
Catabasis Pharmaceuticals, Inc.*	13,400	79
Catalyst Biosciences, Inc.*	28,486	194
Catalyst Pharmaceuticals, Inc.*	25,500	96
CEL-SCI Corp.*	5,300	49
Champions Oncology, Inc.*	1,729	14
Chiasma, Inc.*	13,881	69
China Biologic Products Holdings, Inc.*	7,038	819
Clovis Oncology, Inc.*	11,900	124
Coherus Biosciences, Inc.*	13,593	245
Collegium Pharmaceutical, Inc.*	8,606	177
Concert Pharmaceuticals, Inc.*	9,006	83
Corbus Pharmaceuticals Holdings, Inc.*	14,000	76
Corcept Therapeutics, Inc.*	21,021	254
CorMedix, Inc.*	3,231	24
Crinetics Pharmaceuticals, Inc.*	5,000	125
Cumberland Pharmaceuticals, Inc.*	232	1
Cytokinetics, Inc.*	19,276	205
CytomX Therapeutics, Inc.*	10,700	89
Deciphera Pharmaceuticals, Inc.*	3,948	246
Dermira, Inc.*	6,735	102
Dicerna Pharmaceuticals, Inc.*	14,494	319
Dynavax Technologies Corp.*	19,700	113
Eagle Pharmaceuticals, Inc.*	3,930	236
Eidos Therapeutics, Inc.*	4,800	275
Eiger BioPharmaceuticals, Inc.*	10,919	163
Emergent BioSolutions, Inc.*	10,818	584
Enanta Pharmaceuticals, Inc.*	7,398	457
Endo International PLC*	50,800	238
Epizyme, Inc.*	591	15
Evolus, Inc.*	5,179	63
Fate Therapeutics, Inc.*	12,418	243
FibroGen, Inc.*	18,400	789
Flexion Therapeutics, Inc.*	10,087	209
Forty Seven, Inc.*	5,300	209
G1 Therapeutics, Inc.*	8,000	211

NORTHERN FUNDS QUARTERLY REPORT     21    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Biotechnology & Pharmaceuticals – 6.9%continued
Galmed Pharmaceuticals Ltd.*	209	$1
Gossamer Bio, Inc.*	8,400	131
Gritstone Oncology, Inc.*	5,900	53
Halozyme Therapeutics, Inc.*	1,303	23
Heska Corp.*	5,107	490
Homology Medicines, Inc.*	2,663	55
ImmuCell Corp.*	2,554	13
ImmunoGen, Inc.*	34,407	176
Innoviva, Inc.*	20,424	289
Intellia Therapeutics, Inc.*	9,200	135
Intercept Pharmaceuticals, Inc.*	6,000	744
Intersect ENT, Inc.*	12,265	305
Intra-Cellular Therapies, Inc.*	7,300	250
Intrexon Corp.*	17,000	93
Iovance Biotherapeutics, Inc.*	3,119	86
Ironwood Pharmaceuticals, Inc.*	36,400	485
Kadmon Holdings, Inc.*	30,800	140
KalVista Pharmaceuticals, Inc.*	7,278	130
Karyopharm Therapeutics, Inc.*	6,448	124
Kindred Biosciences, Inc.*	8,766	74
Krystal Biotech, Inc.*	4,500	249
Kura Oncology, Inc.*	8,466	116
La Jolla Pharmaceutical Co.*	7,670	30
Lannett Co., Inc.*	17,169	151
Ligand Pharmaceuticals, Inc.*	9,790	1,021
MacroGenics, Inc.*	11,323	123
MediciNova, Inc.*	14,204	96
MeiraGTx Holdings PLC*	4,100	82
Merrimack Pharmaceuticals, Inc.	20,738	65
Minerva Neurosciences, Inc.*	2,584	18
Mirati Therapeutics, Inc.*	262	34
Momenta Pharmaceuticals, Inc.*	21,357	421
MyoKardia, Inc.*	9,100	663
Natural Alternatives International, Inc.*	729	6
Nature's Sunshine Products, Inc.*	6,565	59
Ocular Therapeutix, Inc.*	395	2
Odonate Therapeutics, Inc.*	1,761	57
Omeros Corp.*	16,208	228
Opiant Pharmaceuticals, Inc.*	7,956	115
Optinose, Inc.*	249	2
Oramed Pharmaceuticals, Inc.*	471	2
Pacira BioSciences, Inc.*	9,402	426
PDL BioPharma, Inc.*	24,942	81
Pfenex, Inc.*	7,100	78
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Biotechnology & Pharmaceuticals – 6.9%continued
Portola Pharmaceuticals, Inc.*	17,700	$423
Prestige Consumer Healthcare, Inc.*	10,589	429
Principia Biopharma, Inc.*	3,200	175
Progenics Pharmaceuticals, Inc.*	10,700	54
ProPhase Labs, Inc.	15,179	30
ProQR Therapeutics N.V.*	154	2
Protagonist Therapeutics, Inc.*	9,300	66
Prothena Corp. PLC*	9,500	150
PTC Therapeutics, Inc.*	10,978	527
Radius Health, Inc.*	10,200	206
Recro Pharma, Inc.*	14,227	261
Retrophin, Inc.*	9,787	139
Revance Therapeutics, Inc.*	11,777	191
Rhythm Pharmaceuticals, Inc.*	4,564	105
Rigel Pharmaceuticals, Inc.*	39,800	85
Rocket Pharmaceuticals, Inc.*	4,538	103
Rubius Therapeutics, Inc.*	8,300	79
Sangamo Therapeutics, Inc.*	27,211	228
Sinovac Biotech Ltd.*	1,587	10
Solid Biosciences, Inc.(1) *	61	—
Sorrento Therapeutics, Inc.*	29,700	100
Spectrum Pharmaceuticals, Inc.*	22,700	83
Stemline Therapeutics, Inc.*	15,651	166
Supernus Pharmaceuticals, Inc.*	10,276	244
Syndax Pharmaceuticals, Inc.*	4,700	41
TG Therapeutics, Inc.*	15,509	172
Theravance Biopharma, Inc.*	5,948	154
TransMedics Group, Inc.*	4,100	78
Twist Bioscience Corp.*	4,000	84
Ultragenyx Pharmaceutical, Inc.*	12,900	551
uniQure N.V.*	7,565	542
UroGen Pharma Ltd.*	4,447	148
USANA Health Sciences, Inc.*	6,649	522
Vanda Pharmaceuticals, Inc.*	17,221	283
Viking Therapeutics, Inc.*	17,253	138
Voyager Therapeutics, Inc.*	9,006	126
WaVe Life Sciences Ltd.*	5,523	44
XBiotech, Inc.*	4,500	84
Xencor, Inc.*	11,178	384
Xenon Pharmaceuticals, Inc.*	17,918	235
Y-mAbs Therapeutics, Inc.*	4,500	141
ZIOPHARM Oncology, Inc.*	38,000	179

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Biotechnology & Pharmaceuticals – 6.9%continued
Zogenix, Inc.*	18,771	$979
Zynerba Pharmaceuticals, Inc.*	15,031	91
		33,908
Chemicals – 2.0%
American Vanguard Corp.	4,103	80
Balchem Corp.	7,993	812
Codexis, Inc.*	7,344	117
Element Solutions, Inc.*	34,491	403
Ferro Corp.*	15,639	232
H.B. Fuller Co.	13,178	680
Hawkins, Inc.	5,620	257
Haynes International, Inc.	5,891	211
Ingevity Corp.*	9,283	811
Innophos Holdings, Inc.	3,719	119
Innospec, Inc.	5,982	619
Koppers Holdings, Inc.*	11,330	433
Kraton Corp.*	8,530	216
Kronos Worldwide, Inc.	700	9
LSB Industries, Inc.(1) *	19	—
Lydall, Inc.*	148	3
Materion Corp.	8,367	497
Minerals Technologies, Inc.	7,484	431
Oil-Dri Corp. of America	3,227	117
OMNOVA Solutions, Inc.*	1,708	17
Quaker Chemical Corp.	4,325	712
Rogers Corp.*	3,450	430
Sensient Technologies Corp.	12,279	812
Stepan Co.	4,214	432
WD-40 Co.	5,783	1,123
		9,573
Commercial Services – 3.1%
ABM Industries, Inc.	14,505	547
AMN Healthcare Services, Inc.*	11,297	704
ASGN, Inc.*	13,457	955
Barrett Business Services, Inc.	3,886	352
Brady Corp., Class A	12,448	713
Brink's (The) Co.	13,799	1,251
CBIZ, Inc.*	19,612	529
Cimpress PLC*	4,479	563
Collectors Universe, Inc.	9,863	227
Computer Task Group, Inc.*	140	1
CorVel Corp.*	7,114	621
CRA International, Inc.	9,507	518
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Commercial Services – 3.1%continued
Cross Country Healthcare, Inc.*	16,311	$190
Emerald Expositions Events, Inc.	11,600	122
Ennis, Inc.	4,934	107
Franklin Covey Co.*	1,007	32
FTI Consulting, Inc.*	10,894	1,206
GP Strategies Corp.*	1,059	14
Hackett Group (The), Inc.	10,356	167
Healthcare Services Group, Inc.	16,085	391
HMS Holdings Corp.*	20,242	599
Huron Consulting Group, Inc.*	5,046	347
Information Services Group, Inc.*	10,700	27
Insperity, Inc.	1,099	95
Kelly Services, Inc., Class A	5,112	115
Kforce, Inc.	12,192	484
Korn Ferry	13,180	559
National Research Corp.	6,931	457
NV5 Global, Inc.*	4,063	205
Quad/Graphics, Inc.	254	1
R.R. Donnelley & Sons Co.(1)	1	—
R1 RCM, Inc.*	10,300	134
Resources Connection, Inc.	8,131	133
SP Plus Corp.*	4,669	198
TriNet Group, Inc.*	11,191	633
TrueBlue, Inc.*	10,262	247
UniFirst Corp.	3,952	798
Vectrus, Inc.*	7,504	385
Viad Corp.	4,703	317
Where Food Comes From, Inc.*	1,100	2
		14,946
Construction Materials – 1.1%
Advanced Drainage Systems, Inc.	8,752	340
Apogee Enterprises, Inc.	7,211	234
Boise Cascade Co.	6,336	231
Continental Building Products, Inc.*	5,003	182
Louisiana-Pacific Corp.	37,238	1,105
Simpson Manufacturing Co., Inc.	11,058	887
Summit Materials, Inc., Class A*	16,672	399
Trex Co., Inc.*	14,423	1,296
United States Lime & Minerals, Inc.	3,941	356
Universal Forest Products, Inc.	9,366	447
US Concrete, Inc.*	3,334	139
		5,616

NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Consumer Products – 2.5%
Adecoagro S.A.*	1,368	$11
Alico, Inc.	1,035	37
B&G Foods, Inc.	9,383	168
Boston Beer (The) Co., Inc., Class A*	1,835	693
Bridgford Foods Corp.*	438	11
Cal-Maine Foods, Inc.	5,956	255
Central Garden & Pet Co.*	200	6
Central Garden & Pet Co., Class A*	4,082	120
Coca-Cola Consolidated, Inc.	1,613	458
Craft Brew Alliance, Inc.*	7,305	121
Darling Ingredients, Inc.*	27,146	762
Edgewell Personal Care Co.*	9,900	307
Energizer Holdings, Inc.	11,200	563
Farmer Brothers Co.*	6,593	99
Fresh Del Monte Produce, Inc.	4,434	155
Hain Celestial Group (The), Inc.*	18,624	483
Helen of Troy Ltd.*	7,115	1,279
Hostess Brands, Inc.*	18,400	268
Inter Parfums, Inc.	5,017	365
J&J Snack Foods Corp.	4,178	770
John B. Sanfilippo & Son, Inc.	2,398	219
Lancaster Colony Corp.	3,993	639
Landec Corp.*	3,115	35
Nathan's Famous, Inc.	1,519	108
National Beverage Corp.*	13,454	686
Nu Skin Enterprises, Inc., Class A	9,600	393
Phibro Animal Health Corp., Class A	9,899	246
Quanex Building Products Corp.	9,866	169
Sanderson Farms, Inc.	5,918	1,043
Seneca Foods Corp., Class A*	3,928	160
Simply Good Foods (The) Co.*	7,600	217
Spectrum Brands Holdings, Inc.	6,201	399
Tejon Ranch Co.*	410	7
Tootsie Roll Industries, Inc.	12,854	439
United-Guardian, Inc.	502	10
Universal Corp.	3,705	211
Vector Group Ltd.	9,587	128
		12,040
Consumer Services – 1.1%
Aaron's, Inc.	16,350	934
Adtalem Global Education, Inc.*	16,022	560
American Public Education, Inc.*	5,534	151
Career Group Education Corp.*	13,465	248
Chegg, Inc.*	21,625	820
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Consumer Services – 1.1%continued
Graham Holdings Co., Class B	595	$380
K12, Inc.*	8,826	180
Laureate Education, Inc., Class A*	19,400	342
Medifast, Inc.	513	56
Regis Corp.*	9,314	166
Rent-A-Center, Inc.	10,051	290
Rosetta Stone, Inc.*	9,378	170
Strategic Education, Inc.	6,791	1,079
		5,376
Containers & Packaging – 0.3%
Greif, Inc., Class A	7,922	350
Matthews International Corp., Class A	5,553	212
Myers Industries, Inc.	3,722	62
O-I Glass, Inc.*	30,300	362
UFP Technologies, Inc.*	5,108	253
		1,239
Design, Manufacturing & Distribution – 1.0%
Benchmark Electronics, Inc.	11,780	405
Fabrinet*	8,439	547
Plexus Corp.*	7,873	606
Sanmina Corp.*	18,714	641
SYNNEX Corp.	9,826	1,266
Tech Data Corp.*	8,743	1,255
		4,720
Distributors - Consumer Staples – 0.4%
Andersons (The), Inc.	9,022	228
Calavo Growers, Inc.	3,861	350
Core-Mark Holding Co., Inc.	7,139	194
Performance Food Group Co.*	24,284	1,250
		2,022
Distributors - Discretionary – 0.4%
ePlus, Inc.*	8,071	680
G-III Apparel Group Ltd.*	8,439	283
PC Connection, Inc.	8,529	424
ScanSource, Inc.*	7,830	289
Wayside Technology Group, Inc.	1,659	27
		1,703
Electrical Equipment – 2.2%
AAON, Inc.	23,240	1,148
Advanced Energy Industries, Inc.*	9,497	676
Alarm.com Holdings, Inc.*	6,620	284
Argan, Inc.	4,212	169

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Electrical Equipment – 2.2%continued
Badger Meter, Inc.	9,921	$644
Belden, Inc.	9,882	544
Chase Corp.	489	58
CompX International, Inc.(1)	1	—
CyberOptics Corp.*	2,364	43
ENGlobal Corp.*	6,300	6
Espey Manufacturing & Electronics Corp.	7,034	152
FARO Technologies, Inc.*	4,727	238
Generac Holdings, Inc.*	17,931	1,804
Houston Wire & Cable Co.*	139	1
IntriCon Corp.*	4,837	87
Itron, Inc.*	10,764	904
Kimball Electronics, Inc.*	10,638	187
Mesa Laboratories, Inc.	1,752	437
NL Industries, Inc.(1) *	100	—
Novanta, Inc.*	13,127	1,161
OSI Systems, Inc.*	6,794	684
Powell Industries, Inc.	4,786	235
Preformed Line Products Co.	2,044	123
SPX Corp.*	4,100	209
Stoneridge, Inc.*	1,038	30
Transcat, Inc.*	83	3
Watts Water Technologies, Inc., Class A	7,339	732
		10,559
Engineering & Construction Services – 1.6%
Aegion Corp.*	14,288	320
Arcosa, Inc.	10,600	472
Comfort Systems USA, Inc.	7,117	355
Dycom Industries, Inc.*	7,232	341
EMCOR Group, Inc.	11,682	1,008
Exponent, Inc.	28,860	1,992
Granite Construction, Inc.	10,287	285
Great Lakes Dredge & Dock Corp.*	4,146	47
IES Holdings, Inc.*	1,425	37
Installed Building Products, Inc.*	6,564	452
Kratos Defense & Security Solutions, Inc.*	382	7
MasTec, Inc.*	17,165	1,101
Mistras Group, Inc.*	1,067	15
MYR Group, Inc.*	7,044	229
Primoris Services Corp.	7,398	164
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Engineering & Construction Services – 1.6%continued
TopBuild Corp.*	9,691	$999
VSE Corp.	3,170	121
		7,945
Forest & Paper Products – 0.3%
Domtar Corp.	6,218	238
Mercer International, Inc.	9,587	118
Neenah, Inc.	6,520	459
P.H. Glatfelter Co.	8,250	151
Resolute Forest Products, Inc.*	21,969	92
Schweitzer-Mauduit International, Inc.	9,545	401
		1,459
Gaming, Lodging & Restaurants – 2.7%
Arcos Dorados Holdings, Inc., Class A	42,332	343
BBQ Holdings, Inc.*	174	1
Biglari Holdings, Inc., Class B*	27	3
BJ's Restaurants, Inc.	5,468	208
Bloomin' Brands, Inc.	22,880	505
Boyd Gaming Corp.	20,118	602
Cannae Holdings, Inc.*	13,800	513
Cheesecake Factory (The), Inc.	12,374	481
Churchill Downs, Inc.	9,858	1,353
Chuy's Holdings, Inc.*	582	15
Cracker Barrel Old Country Store, Inc.	4,753	731
Dave & Buster's Entertainment, Inc.	6,150	247
Denny's Corp.*	23,114	460
Dine Brands Global, Inc.	2,285	191
El Pollo Loco Holdings, Inc.(1) *	15	—
Eldorado Resorts, Inc.*	8,205	489
Everi Holdings, Inc.*	3,998	54
Fiesta Restaurant Group, Inc.*	1,256	12
Flanigan's Enterprises, Inc.	3,127	69
Golden Entertainment, Inc.*	1,611	31
Hilton Grand Vacations, Inc.*	18,300	629
International Game Technology PLC	20,100	301
Jack in the Box, Inc.	14,037	1,095
Marriott Vacations Worldwide Corp.	9,024	1,162
Monarch Casino & Resort, Inc.*	969	47
Papa John's International, Inc.	7,687	485
Penn National Gaming, Inc.*	17,538	448
Playa Hotels & Resorts N.V.*	13,900	117
Red Lion Hotels Corp.*	1,115	4
Red Robin Gourmet Burgers, Inc.*	5,500	182
Red Rock Resorts, Inc., Class A	711	17

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Gaming, Lodging & Restaurants – 2.7%continued
Ruth's Hospitality Group, Inc.	9,526	$207
Scientific Games Corp.*	8,749	234
Shake Shack, Inc., Class A*	5,045	301
St. Joe (The) Co.*	13,057	259
Texas Roadhouse, Inc.	17,575	990
Wingstop, Inc.	5,915	510
		13,296
Hardware – 1.9%
Acacia Communications, Inc.*	5,700	386
Anterix, Inc.*	5,005	216
AstroNova, Inc.	4,274	59
Aware, Inc.*	683	2
BK Technologies Corp.	1,835	6
Ciena Corp.*	29,389	1,255
Clearfield, Inc.*	4,835	67
Comtech Telecommunications Corp.	7,409	263
Cubic Corp.	6,784	431
Daktronics, Inc.	2,559	16
Digimarc Corp.*	3,901	131
Extreme Networks, Inc.*	284	2
Harmonic, Inc.*	551	4
Infinera Corp.*	565	4
InterDigital, Inc.	8,631	470
Knowles Corp.*	20,737	439
Lumentum Holdings, Inc.*	18,249	1,447
NETGEAR, Inc.*	7,675	188
NetScout Systems, Inc.*	15,229	367
PAR Technology Corp.*	3,701	114
PC-Tel, Inc.*	1,266	11
Plantronics, Inc.	7,185	196
Radware Ltd.*	7,785	201
Silicom Ltd.*	3,600	120
Stratasys Ltd.*	10,765	218
Super Micro Computer, Inc.*	10,324	248
TESSCO Technologies, Inc.	10,605	119
TTM Technologies, Inc.*	13,225	199
Universal Electronics, Inc.*	3,828	200
UTStarcom Holdings Corp.(1) *	1	—
ViaSat, Inc.*	10,223	748
Viavi Solutions, Inc.*	55,646	835
Vishay Precision Group, Inc.*	7,166	244
Vocera Communications, Inc.*	15,424	320
VOXX International Corp.*	1,469	6
		9,532
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Health Care Facilities & Services – 3.1%
Acadia Healthcare Co., Inc.*	17,900	$595
Addus HomeCare Corp.*	6,153	598
Amedisys, Inc.*	9,934	1,658
Apollo Medical Holdings, Inc.*	7,967	147
Brookdale Senior Living, Inc.*	41,657	303
Capital Senior Living Corp.*	526	2
Catasys, Inc.*	5,900	96
Cellular Biomedicine Group, Inc.*	2,800	45
Community Health Systems, Inc.*	11,000	32
Cryo-Cell International, Inc.*	750	5
Diplomat Pharmacy, Inc.*	19,121	77
Ensign Group (The), Inc.	13,436	610
Global Cord Blood Corp.*	6,147	31
Hanger, Inc.*	7,143	197
HealthEquity, Inc.*	15,651	1,159
Independence Holding Co.	2,677	113
Invitae Corp.*	20,524	331
Joint (The) Corp.*	7,100	115
LHC Group, Inc.*	8,035	1,107
Magellan Health, Inc.*	6,843	535
MedCath Corp.(2) *	7,953	—
Medpace Holdings, Inc.*	4,341	365
Natera, Inc.*	4,525	152
National HealthCare Corp.	3,303	286
NeoGenomics, Inc.*	23,448	686
Option Care Health, Inc.*	399	2
Owens & Minor, Inc.	11,600	60
Patterson Cos., Inc.	18,859	386
Pennant Group (The), Inc.*	6,718	222
Premier, Inc., Class A*	4,116	156
Providence Service (The) Corp.*	5,121	303
RadNet, Inc.*	9,579	194
Select Medical Holdings Corp.*	25,212	588
SI-BONE, Inc.*	6,800	146
Syneos Health, Inc.*	12,366	735
Teladoc Health, Inc.*	12,920	1,082
Tenet Healthcare Corp.*	16,673	634
Tivity Health, Inc.*	15,742	320
Triple-S Management Corp., Class B*	19,836	367
US Physical Therapy, Inc.	6,317	722
		15,162
Home & Office Products – 2.1%
ACCO Brands Corp.	28,647	268
American Woodmark Corp.*	3,725	389

EQUITY FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Home & Office Products – 2.1%continued
Beazer Homes USA, Inc.*	277	$4
Cavco Industries, Inc.*	2,746	537
Century Communities, Inc.*	9,899	271
Cornerstone Building Brands, Inc.*	262	2
Flexsteel Industries, Inc.	4,838	96
Forestar Group, Inc.*	756	16
Griffon Corp.	7,037	143
Hamilton Beach Brands Holding Co., Class A	2,946	56
Herman Miller, Inc.	15,345	639
HNI Corp.	6,987	262
Hooker Furniture Corp.	5,157	133
Interface, Inc.	17,206	285
iRobot Corp.*	7,463	378
JELD-WEN Holding, Inc.*	9,400	220
KB Home	21,610	741
Kewaunee Scientific Corp.	2,542	34
Kimball International, Inc., Class B	3,758	78
Knoll, Inc.	12,726	322
LGI Homes, Inc.*	3,646	258
Lifetime Brands, Inc.	587	4
M/I Homes, Inc.*	5,290	208
Masonite International Corp.*	4,953	358
MDC Holdings, Inc.	14,397	549
Meritage Homes Corp.*	9,958	609
MSA Safety, Inc.	6,586	832
Nobility Homes, Inc.	876	21
Patrick Industries, Inc.	7,504	393
PGT Innovations, Inc.*	612	9
Steelcase, Inc., Class A	17,704	362
Taylor Morrison Home Corp., Class A*	22,785	498
Tempur Sealy International, Inc.*	9,486	826
TRI Pointe Group, Inc.*	25,530	398
Virco Manufacturing Corp.*	1,676	7
William Lyon Homes, Class A*	7,827	156
		10,362
Industrial Services – 0.7%
Applied Industrial Technologies, Inc.	10,567	705
CAI International, Inc.*	2,324	67
H&E Equipment Services, Inc.	3,485	117
Harsco Corp.*	13,111	302
Herc Holdings, Inc.*	2,700	132
Kaman Corp.	7,120	469
Resideo Technologies, Inc.*	26,900	321
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Industrial Services – 0.7%continued
SiteOne Landscape Supply, Inc.*	3,800	$344
Systemax, Inc.	6,997	176
Team, Inc.*	483	8
Textainer Group Holdings Ltd.(1) *	17	—
Titan Machinery, Inc.*	800	12
Triton International Ltd.	10,527	423
Wesco Aircraft Holdings, Inc.*	804	9
WESCO International, Inc.*	9,515	565
		3,650
Institutional Financial Services – 0.4%
Cowen, Inc., Class A*	291	5
Evercore, Inc., Class A	7,803	583
Houlihan Lokey, Inc.	6,600	322
INTL. FCStone, Inc.*	4,215	206
Moelis & Co., Class A	9,700	310
Piper Jaffray Cos.	5,276	422
PJT Partners, Inc., Class A	4,688	211
		2,059
Insurance – 3.1%
Ambac Financial Group, Inc.*	8,674	187
American Equity Investment Life Holding Co.	18,672	559
AMERISAFE, Inc.	3,598	238
Argo Group International Holdings Ltd.	10,086	663
Atlantic American Corp.	6,901	13
Citizens, Inc.*	6,212	42
CNO Financial Group, Inc.	67,440	1,223
Crawford & Co., Class B	15,665	159
Donegal Group, Inc., Class A	1,655	25
eHealth, Inc.*	5,845	562
Employers Holdings, Inc.	6,502	271
Enstar Group Ltd.*	2,095	433
FBL Financial Group, Inc., Class A	4,609	272
FGL Holdings	20,700	220
GAINSCO, Inc.*	714	24
Genworth Financial, Inc., Class A*	120,723	531
Global Indemnity Ltd.	1,790	53
Greenlight Capital Re Ltd., Class A*	321	3
Hallmark Financial Services, Inc.*	10,827	190
HCI Group, Inc.	1,326	61
Heritage Insurance Holdings, Inc.	5,713	76
Horace Mann Educators Corp.	7,839	342
James River Group Holdings Ltd.	6,026	248
Kansas City Life Insurance Co.	1,963	66

NORTHERN FUNDS QUARTERLY REPORT     27    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Insurance – 3.1%continued
Kemper Corp.	12,841	$995
Kinsale Capital Group, Inc.	4,000	407
MBIA, Inc.*	34,179	318
Mercury General Corp.	3,125	152
National General Holdings Corp.	11,180	247
National Western Life Group, Inc., Class A	1,028	299
NMI Holdings, Inc., Class A*	13,300	441
Primerica, Inc.	11,102	1,449
ProAssurance Corp.	10,600	383
Radian Group, Inc.	41,404	1,042
RLI Corp.	11,559	1,041
Safety Insurance Group, Inc.	4,356	403
Selective Insurance Group, Inc.	13,128	856
State Auto Financial Corp.	5,003	155
Third Point Reinsurance Ltd.*	16,041	169
United Fire Group, Inc.	4,822	211
Universal Insurance Holdings, Inc.	8,473	237
		15,266
Iron & Steel – 0.8%
AK Steel Holding Corp.*	2,211	7
Allegheny Technologies, Inc.*	28,654	592
Carpenter Technology Corp.	12,293	612
Commercial Metals Co.	30,275	674
Northwest Pipe Co.*	15,014	500
Shiloh Industries, Inc.*	2,100	8
Synalloy Corp.*	100	1
United States Steel Corp.	33,100	378
Universal Stainless & Alloy Products, Inc.*	1,404	21
Warrior Met Coal, Inc.	4,800	101
Worthington Industries, Inc.	18,919	798
		3,692
Leisure Products – 0.7%
Callaway Golf Co.	21,813	463
Fox Factory Holding Corp.*	7,344	511
Johnson Outdoors, Inc., Class A	8,112	622
LCI Industries	8,701	932
Malibu Boats, Inc., Class A*	1,905	78
Marine Products Corp.	2,447	35
Winnebago Industries, Inc.	11,133	590
		3,231
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Machinery – 2.3%
Actuant Corp., Class A	14,663	$382
Alamo Group, Inc.	2,953	371
Albany International Corp., Class A	7,295	554
Altra Industrial Motion Corp.	13,944	505
Astec Industries, Inc.	3,333	140
Cactus, Inc., Class A	4,800	165
CIRCOR International, Inc.*	2,464	114
Columbus McKinnon Corp.	12,740	510
CSW Industrials, Inc.	3,334	257
Douglas Dynamics, Inc.	4,688	258
Federal Signal Corp.	13,441	433
Franklin Electric Co., Inc.	12,418	712
Gorman-Rupp (The) Co.	11,082	415
Graham Corp.	2,557	56
Helios Technologies, Inc.	7,681	355
Hillenbrand, Inc.	16,490	549
Hollysys Automation Technologies Ltd.	14,023	230
Hurco Cos., Inc.	1,180	45
Hyster-Yale Materials Handling, Inc.	2,470	146
John Bean Technologies Corp.	7,545	850
Kadant, Inc.	3,125	329
Kennametal, Inc.	20,528	757
Lindsay Corp.	2,545	244
Manitowoc (The) Co., Inc.*	5,758	101
MTS Systems Corp.	4,477	215
Mueller Water Products, Inc., Class A	41,704	500
Rexnord Corp.*	26,440	862
SPX FLOW, Inc.*	9,100	445
Standex International Corp.	6,397	508
Taylor Devices, Inc.*	1,589	17
Tennant Co.	4,974	387
Titan International, Inc.(1)	20	—
Twin Disc, Inc.*	356	4
		11,416
Manufactured Goods – 1.1%
AZZ, Inc.	5,135	236
Chart Industries, Inc.*	10,829	731
Conrad Industries, Inc.*	100	1
Eastern (The) Co.	3,614	110
EnPro Industries, Inc.	4,134	277
Gibraltar Industries, Inc.*	8,277	418
Gulf Island Fabrication, Inc.*	16,300	83
Insteel Industries, Inc.	6,279	135
LB Foster Co., Class A*	1,509	29

EQUITY FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Manufactured Goods – 1.1%continued
Mueller Industries, Inc.	14,704	$467
Omega Flex, Inc.	2,696	289
Park-Ohio Holdings Corp.	3,750	126
Proto Labs, Inc.*	5,924	602
Raven Industries, Inc.	11,149	384
RBC Bearings, Inc.*	6,018	953
Tredegar Corp.	13,164	294
TriMas Corp.*	12,904	405
		5,540
Media – 1.7%
Actua Corp.(2) *	8,828	—
Boston Omaha Corp., Class A*	11,200	236
Cargurus, Inc.*	2,671	94
Chicken Soup For The Soul Entertainment, Inc.*	11,700	94
Despegar.com Corp.*	711	9
EW Scripps (The) Co., Class A(1)	1	—
Gannett Co., Inc.	12,172	78
Gray Television, Inc.*	13,130	281
HealthStream, Inc.*	4,944	134
Hemisphere Media Group, Inc.*	9,400	140
iHeartMedia, Inc., Class A*	17,500	296
IMAX Corp.*	1,870	38
Liberty Latin America Ltd., Class C*	20,259	394
Lions Gate Entertainment Corp., Class A*	10,300	110
LiveXLive Media, Inc.*	73,000	113
MakeMyTrip Ltd.*	21,340	489
Marchex, Inc., Class B*	179	1
Meredith Corp.	5,295	172
MSG Networks, Inc., Class A*	9,204	160
New York Times (The) Co., Class A	27,517	885
Nexstar Media Group, Inc., Class A	8,515	998
OptimizeRx Corp.*	7,600	78
Saga Communications, Inc., Class A	6,665	203
Scholastic Corp.	3,672	141
Shutterstock, Inc.*	4,052	174
Sinclair Broadcast Group, Inc., Class A	16,903	563
Stamps.com, Inc.*	7,789	650
TEGNA, Inc.	42,944	717
Townsquare Media, Inc., Class A	17,517	175
Travelzoo*	20,100	215
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Media – 1.7%continued
Tucows, Inc., Class A*	3,126	$193
Yelp, Inc.*	15,396	536
		8,367
Medical Equipment & Devices – 5.1%
Accelerate Diagnostics, Inc.*	9,396	159
Alphatec Holdings, Inc.*	24,000	170
AngioDynamics, Inc.*	11,656	187
Apyx Medical Corp.*	27,281	231
AtriCure, Inc.*	13,254	431
Atrion Corp.	769	578
Avanos Medical, Inc.*	6,389	215
Axogen, Inc.*	6,400	114
BioLife Solutions, Inc.*	2,781	45
BioSig Technologies, Inc.*	12,900	76
BioTelemetry, Inc.*	8,021	371
Cantel Medical Corp.	8,647	613
Cardiovascular Systems, Inc.*	12,330	599
CareDx, Inc.*	8,262	178
Cerus Corp.*	18,200	77
CONMED Corp.	5,031	563
CryoLife, Inc.*	9,624	261
Cutera, Inc.*	11,405	408
Daxor Corp.(1) *	37	—
Establishment Labs Holdings, Inc.*	5,200	144
Exact Sciences Corp.*	3,683	341
Fluidigm Corp.*	16,700	58
FONAR Corp.*	6,564	129
GenMark Diagnostics, Inc.*	14,700	71
Glaukos Corp.*	9,162	499
Globus Medical, Inc., Class A*	16,534	974
Haemonetics Corp.*	13,054	1,500
Harvard Bioscience, Inc.*	16,883	51
ICU Medical, Inc.*	2,992	560
Inogen, Inc.*	4,063	278
Inspire Medical Systems, Inc.*	2,449	182
Integer Holdings Corp.*	6,636	534
iRadimed Corp.*	7,921	185
Lantheus Holdings, Inc.*	7,549	155
LeMaitre Vascular, Inc.	13,065	470
LivaNova PLC*	10,041	757
Luminex Corp.	11,652	270
Merit Medical Systems, Inc.*	13,965	436
MiMedx Group, Inc.*	17,546	133
Misonix, Inc.*	8,205	153

NORTHERN FUNDS QUARTERLY REPORT     29    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Medical Equipment & Devices – 5.1%continued
Myriad Genetics, Inc.*	16,667	$454
NanoString Technologies, Inc.*	10,140	282
Natus Medical, Inc.*	11,595	382
Neogen Corp.*	11,952	780
Nevro Corp.*	6,007	706
Novocure Ltd.*	17,300	1,458
NuVasive, Inc.*	11,554	894
OPKO Health, Inc.*	82,400	121
OraSure Technologies, Inc.*	18,586	149
Orthofix Medical, Inc.*	7,616	352
OrthoPediatrics Corp.*	4,489	211
Oxford Immunotec Global PLC*	11,933	198
Pacific Biosciences of California, Inc.*	14,100	72
Penumbra, Inc.*	6,222	1,022
Pulse Biosciences, Inc.*	2,900	39
Quidel Corp.*	6,482	486
Repligen Corp.*	11,161	1,032
RTI Surgical Holdings, Inc.*	4,038	11
SeaSpine Holdings Corp.*	13,290	160
Semler Scientific, Inc.*	3,123	150
Sientra, Inc.*	113	1
Soliton, Inc.*	6,600	72
STAAR Surgical Co.*	10,035	353
Surmodics, Inc.*	5,637	234
Tactile Systems Technology, Inc.*	2,041	138
Tandem Diabetes Care, Inc.*	6,018	359
Utah Medical Products, Inc.	3,446	372
Varex Imaging Corp.*	1,356	40
Veracyte, Inc.*	11,212	313
Vericel Corp.*	9,996	174
Wright Medical Group N.V.*	24,372	743
Zynex, Inc.	11,600	91
		25,005
Metals & Mining – 0.3%
A-Mark Precious Metals, Inc.*	605	5
Century Aluminum Co.*	17,401	131
Coeur Mining, Inc.*	22,388	181
Compass Minerals International, Inc.	5,750	351
Contura Energy, Inc.*	3,900	35
Covia Holdings Corp.*	1,100	2
Encore Wire Corp.	5,796	333
Ferroglobe Representation & Warranty Insurance Trust(2) *	9,916	—
Kaiser Aluminum Corp.	3,668	407
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Metals & Mining – 0.3%continued
Nexa Resources S.A.	25,600	$208
Uranium Energy Corp.*	4,700	4
		1,657
Oil, Gas & Coal – 2.2%
Adams Resources & Energy, Inc.	4,904	187
Advanced Emissions Solutions, Inc.	838	9
Antero Resources Corp.*	32,700	93
Arch Coal, Inc., Class A	3,356	241
Archrock, Inc.	18,506	186
Bonanza Creek Energy, Inc.*	4,900	114
Callon Petroleum Co.*	1,194	6
CARBO Ceramics, Inc.*	8,100	2
Cimarex Energy Co.	1,000	53
CNX Resources Corp.*	34,156	302
CONSOL Energy, Inc.*	5,392	78
Core Laboratories N.V.	3,800	143
Cosan Ltd., Class A*	42,841	979
CVR Energy, Inc.	4,365	177
Dawson Geophysical Co.*	16,000	38
Delek U.S. Holdings, Inc.	19,759	663
DMC Global, Inc.	2,271	102
Dril-Quip, Inc.*	6,730	316
Era Group, Inc.*	7,016	71
Evolution Petroleum Corp.	18,183	100
Exterran Corp.*	5,778	45
Geospace Technologies Corp.*	9,379	157
Goodrich Petroleum Corp.*	1,100	11
Hallador Energy Co.	23,026	68
Helix Energy Solutions Group, Inc.*	21,348	206
HighPoint Resources Corp.*	11,000	19
Jagged Peak Energy, Inc.*	7,700	65
Kosmos Energy Ltd.	45,090	257
Laredo Petroleum, Inc.*	13,754	40
Matador Resources Co.*	19,800	356
Matrix Service Co.*	9,492	217
Mitcham Industries, Inc.*	3,700	11
MRC Global, Inc.*	17,096	233
Murphy USA, Inc.*	6,875	804
NACCO Industries, Inc., Class A	2,890	135
Natural Gas Services Group, Inc.*	6,716	82
Newpark Resources, Inc.*	19,110	120
NexTier Oilfield Solutions, Inc.*	1,100	7
Northern Oil and Gas, Inc.*	10,400	24
NOW, Inc.*	11,373	128

EQUITY FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Oil, Gas & Coal – 2.2%continued
Oasis Petroleum, Inc.*	46,400	$151
Oceaneering International, Inc.*	17,738	265
Oil States International, Inc.*	9,520	155
Panhandle Oil and Gas, Inc., Class A	14,933	167
Par Pacific Holdings, Inc.*	9,738	226
Parker Drilling Co.*	7,600	171
PBF Energy, Inc., Class A	18,217	572
PDC Energy, Inc.*	12,000	314
Peabody Energy Corp.	797	7
Penn Virginia Corp.*	4,018	122
PrimeEnergy Resources Corp.*	1,575	238
Riviera Resources, Inc.	6,246	50
RPC, Inc.	7,800	41
Select Energy Services, Inc., Class A*	13,609	126
Solaris Oilfield Infrastructure, Inc., Class A	7,364	103
SRC Energy, Inc.*	2,305	10
Talos Energy, Inc.*	6,701	202
TETRA Technologies, Inc.*	12,300	24
Thermon Group Holdings, Inc.*	9,227	247
Tidewater, Inc.*	11,888	229
Torchlight Energy Resources, Inc.*	2,700	2
Ultra Petroleum Corp.*	20,300	2
US Silica Holdings, Inc.	10,142	62
VAALCO Energy, Inc.*	15,100	34
Voc Energy Trust	2,500	12
World Fuel Services Corp.	13,729	596
		10,973
Passenger Transportation – 0.4%
Allegiant Travel Co.	3,699	644
Hawaiian Holdings, Inc.	10,023	293
SkyWest, Inc.	13,754	889
Spirit Airlines, Inc.*	1,807	73
Universal Logistics Holdings, Inc.	4,580	87
		1,986
Real Estate – 0.5%
American Realty Investors, Inc.*	7,300	125
Consolidated-Tomoka Land Co.	4,470	270
eXp World Holdings, Inc.*	13,000	147
FRP Holdings, Inc.*	3,731	186
Griffin Industrial Realty, Inc.	3,819	151
Marcus & Millichap, Inc.*	1,799	67
McGrath RentCorp	8,068	618
Newmark Group, Inc., Class A	14,600	196
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Real Estate – 0.5%continued
Postal Realty Trust, Inc., Class A	6,800	$115
RE/MAX Holdings, Inc., Class A	6,217	239
RMR Group (The), Inc., Class A	3,909	178
Stratus Properties, Inc.*	114	4
		2,296
Real Estate Investment Trusts – 7.7%
Acadia Realty Trust	15,178	394
AG Mortgage Investment Trust, Inc.	6,149	95
Agree Realty Corp.	7,767	545
Alexander & Baldwin, Inc.	10,221	214
Alexander's, Inc.	1,146	379
American Assets Trust, Inc.	10,023	460
American Finance Trust, Inc.	21,342	283
Anworth Mortgage Asset Corp.	18,133	64
Apollo Commercial Real Estate Finance, Inc.	29,598	541
Arbor Realty Trust, Inc.	16,625	239
Ares Commercial Real Estate Corp.	4,938	78
Arlington Asset Investment Corp., Class A(1)	10	—
Armada Hoffler Properties, Inc.	5,588	103
Blackstone Mortgage Trust, Inc., Class A	23,185	863
Bluerock Residential Growth REIT, Inc.	9,300	112
Brandywine Realty Trust	41,418	652
BRT Apartments Corp.	15,852	269
Capstead Mortgage Corp.	2,712	21
CareTrust REIT, Inc.	14,887	307
CatchMark Timber Trust, Inc., Class A	2,032	23
Cedar Realty Trust, Inc.	34,852	103
Chatham Lodging Trust	8,255	151
CIM Commercial Trust Corp.	7,600	110
Colony Capital, Inc.	97,303	462
Colony Credit Real Estate, Inc.	11,900	157
Columbia Property Trust, Inc.	22,645	473
Community Healthcare Trust, Inc.	4,582	196
CorEnergy Infrastructure Trust, Inc.	1,396	62
CorePoint Lodging, Inc.	12,690	136
Corporate Office Properties Trust	16,250	477
Cousins Properties, Inc.	22,028	908
DiamondRock Hospitality Co.	45,377	503
Dynex Capital, Inc.	6,634	112
Easterly Government Properties, Inc.	14,343	340
EastGroup Properties, Inc.	7,252	962

NORTHERN FUNDS QUARTERLY REPORT     31    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Real Estate Investment Trusts – 7.7%continued
Ellington Residential Mortgage REIT	540	$6
Empire State Realty Trust, Inc., Class A	14,070	196
Essential Properties Realty Trust, Inc.	7,449	185
Exantas Capital Corp.	410	5
First Industrial Realty Trust, Inc.	25,037	1,039
Four Corners Property Trust, Inc.	13,545	382
Franklin Street Properties Corp.	16,532	142
Front Yard Residential Corp.	10,210	126
GEO Group (The), Inc.	27,857	463
Getty Realty Corp.	13,869	456
Gladstone Commercial Corp.	7,456	163
Gladstone Land Corp.	9,065	118
Global Medical REIT, Inc.	10,100	134
Global Net Lease, Inc.	10,903	221
Granite Point Mortgage Trust, Inc.	5,800	107
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,130	294
Healthcare Realty Trust, Inc.	26,543	886
Hersha Hospitality Trust	13,397	195
Independence Realty Trust, Inc.	19,400	273
Industrial Logistics Properties Trust	4,847	109
Invesco Mortgage Capital, Inc.	29,593	493
Investors Real Estate Trust	2,056	149
iStar, Inc.	9,027	131
Kite Realty Group Trust	16,409	320
Ladder Capital Corp.	20,400	368
Lexington Realty Trust	46,283	492
LTC Properties, Inc.	8,466	379
Mack-Cali Realty Corp.	20,213	468
Monmouth Real Estate Investment Corp.	20,053	290
National Health Investors, Inc.	8,502	693
National Storage Affiliates Trust	5,300	178
New Senior Investment Group, Inc.	523	4
New York Mortgage Trust, Inc.	10,556	66
Office Properties Income Trust	2,401	77
One Liberty Properties, Inc.	9,569	260
Outfront Media, Inc.	26,520	711
Park Hotels & Resorts, Inc.	8,431	218
Pebblebrook Hotel Trust	25,444	682
Pennsylvania Real Estate Investment Trust	371	2
PennyMac Mortgage Investment Trust	14,954	333
Physicians Realty Trust	38,462	728
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Real Estate Investment Trusts – 7.7%continued
Piedmont Office Realty Trust, Inc., Class A	24,378	$542
Plymouth Industrial REIT, Inc.	6,000	110
PotlatchDeltic Corp.	16,571	717
Preferred Apartment Communities, Inc., Class A	14,243	190
PS Business Parks, Inc.	4,111	678
QTS Realty Trust, Inc., Class A	11,382	618
Ready Capital Corp.	1,342	21
Redwood Trust, Inc.	9,865	163
Retail Opportunity Investments Corp.	22,512	398
Retail Properties of America, Inc., Class A	41,922	562
Retail Value, Inc.	2,994	110
Rexford Industrial Realty, Inc.	21,475	981
RLJ Lodging Trust	15,044	267
RPT Realty	12,739	192
Ryman Hospitality Properties, Inc.	9,733	843
Sabra Health Care REIT, Inc.	37,625	803
Safehold, Inc.	1,831	74
Saul Centers, Inc.	2,458	130
Senior Housing Properties Trust	49,700	419
Seritage Growth Properties, Class A	3,300	132
SITE Centers Corp.	30,261	424
Sotherly Hotels, Inc.	21,061	143
STAG Industrial, Inc.	26,211	827
Summit Hotel Properties, Inc.	19,719	243
Sunstone Hotel Investors, Inc.	47,170	657
Tanger Factory Outlet Centers, Inc.	19,700	290
Terreno Realty Corp.	12,919	699
TPG RE Finance Trust, Inc.	5,500	111
Transcontinental Realty Investors, Inc.*	3,800	152
Two Harbors Investment Corp.	11,119	163
UMH Properties, Inc.	17,100	269
Uniti Group, Inc.	39,900	328
Universal Health Realty Income Trust	3,310	388
Urban Edge Properties	13,407	257
Urstadt Biddle Properties, Inc., Class A	3,629	90
Washington Prime Group, Inc.	32,300	118
Washington Real Estate Investment Trust	15,257	445
Western Asset Mortgage Capital Corp.	1,107	11
Whitestone REIT	11,037	150

EQUITY FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Real Estate Investment Trusts – 7.7%continued
Winthrop Realty Trust(1) *	9,142	$—
Xenia Hotels & Resorts, Inc.	25,216	545
		37,596
Recreational Facilities & Services – 0.2%
Bowl America, Inc., Class A	492	8
Drive Shack, Inc.*	8,363	31
Marcus (The) Corp.	2,390	76
RCI Hospitality Holdings, Inc.	12,667	260
Reading International, Inc., Class A*	3,219	36
SeaWorld Entertainment, Inc.*	17,193	545
Town Sports International Holdings, Inc.*	2,621	4
		960
Renewable Energy – 0.6%
Canadian Solar, Inc.*	12,417	274
EnerSys	11,493	860
FutureFuel Corp.	13,544	168
Pacific Ethanol, Inc.*	10,100	7
Renewable Energy Group, Inc.*	19,328	521
REX American Resources Corp.*	5,335	437
SolarEdge Technologies, Inc.*	5,655	538
Ultralife Corp.*	846	6
		2,811
Retail - Consumer Staples – 0.5%
BJ's Wholesale Club Holdings, Inc.*	19,800	450
Five Below, Inc.*	10,734	1,372
Ingles Markets, Inc., Class A	4,401	209
PriceSmart, Inc.	3,017	214
Village Super Market, Inc., Class A	1,447	34
Weis Markets, Inc.	3,745	152
		2,431
Retail - Discretionary – 2.7%
1-800-Flowers.com, Inc., Class A*	3,730	54
Abercrombie & Fitch Co., Class A	11,791	204
American Eagle Outfitters, Inc.	45,432	668
America's Car-Mart, Inc.*	2,434	267
Asbury Automotive Group, Inc.*	7,854	878
Aspen Aerogels, Inc.*	3,900	30
Beacon Roofing Supply, Inc.*	8,355	267
Bed Bath & Beyond, Inc.	25,900	448
BMC Stock Holdings, Inc.*	13,859	398
Buckle (The), Inc.	560	15
Builders FirstSource, Inc.*	7,406	188
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Retail - Discretionary – 2.7%continued
Caleres, Inc.	12,277	$292
Children's Place (The), Inc.	5,249	328
Conn's, Inc.*	2,368	29
Ethan Allen Interiors, Inc.	4,566	87
FirstCash, Inc.	14,033	1,132
Freshpet, Inc.*	11,672	690
Gaia, Inc.*	19,300	154
Genesco, Inc.*	2,146	103
GMS, Inc.*	5,940	161
Group 1 Automotive, Inc.	5,825	583
Guess?, Inc.	15,424	345
Haverty Furniture Cos., Inc.	9,341	188
Hertz Global Holdings, Inc.*	22,000	347
Hibbett Sports, Inc.*	87	2
La-Z-Boy, Inc.	12,922	407
Liquidity Services, Inc.*	22,976	137
Lithia Motors, Inc., Class A	4,798	705
MarineMax, Inc.*	5,500	92
Monro, Inc.	7,891	617
National Vision Holdings, Inc.*	7,300	237
Overstock.com, Inc.*	3,872	27
PetIQ, Inc.*	3,672	92
PetMed Express, Inc.	11,279	265
RH*	2,845	607
RTW RetailWinds, Inc.(1) *	54	—
Rush Enterprises, Inc., Class A	11,077	515
Sally Beauty Holdings, Inc.*	1,446	26
Shoe Carnival, Inc.	8,291	309
Sleep Number Corp.*	12,912	636
Sonic Automotive, Inc., Class A	7,106	220
Vera Bradley, Inc.*	5,682	67
Winmark Corp.	1,309	260
Zumiez, Inc.*	11,019	381
		13,458
Semiconductors – 3.1%
Alpha & Omega Semiconductor Ltd.*	16,682	227
Ambarella, Inc.*	3,815	231
Amkor Technology, Inc.*	22,341	290
AVX Corp.	10,939	224
Axcelis Technologies, Inc.*	7,200	174
Brooks Automation, Inc.	19,258	808
Cabot Microelectronics Corp.	3,646	526
CEVA, Inc.*	5,005	135
Cirrus Logic, Inc.*	15,040	1,239

NORTHERN FUNDS QUARTERLY REPORT     33    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Semiconductors – 3.1%continued
Cohu, Inc.	10,430	$238
CTS Corp.	7,093	213
Diodes, Inc.*	11,425	644
DSP Group, Inc.*	2,490	39
Entegris, Inc.	33,339	1,670
FormFactor, Inc.*	4,563	119
II-VI, Inc.*	16,048	540
Inphi Corp.*	8,671	642
KEMET Corp.	6,787	184
Kulicke & Soffa Industries, Inc.	20,754	565
Lattice Semiconductor Corp.*	34,652	663
MACOM Technology Solutions Holdings, Inc.*	6,992	186
MaxLinear, Inc.*	13,130	279
NVE Corp.	3,039	217
Onto Innovation, Inc.*	13,746	502
Photronics, Inc.*	11,092	175
Power Integrations, Inc.	7,115	704
Rambus, Inc.*	27,443	378
Semtech Corp.*	15,786	835
Silicon Laboratories, Inc.*	8,497	985
Synaptics, Inc.*	4,454	293
Ultra Clean Holdings, Inc.*	9,100	214
Veeco Instruments, Inc.*	350	5
Vishay Intertechnology, Inc.	32,226	686
Xperi Corp.	5,745	106
		14,936
Software – 4.2%
ACI Worldwide, Inc.*	28,275	1,071
Agilysys, Inc.*	8,698	221
Allscripts Healthcare Solutions, Inc.*	24,928	245
American Software, Inc., Class A	14,436	215
Appfolio, Inc., Class A*	3,567	392
Avaya Holdings Corp.*	23,100	312
Avid Technology, Inc.*	137	1
Blackbaud, Inc.	11,098	883
Blackline, Inc.*	4,824	249
Bottomline Technologies DE, Inc.*	9,949	533
Box, Inc., Class A*	1,262	21
Castlight Health, Inc., Class B*	30,900	41
CCUR Holdings, Inc.*	691	3
ChannelAdvisor Corp.*	7,607	69
Cloudera, Inc.*	49,300	573
CommVault Systems, Inc.*	10,904	487
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Software – 4.2%continued
Computer Programs & Systems, Inc.	1,275	$34
Cornerstone OnDemand, Inc.*	12,970	759
Coupa Software, Inc.*	10,506	1,537
Covetrus, Inc.*	19,800	261
Daily Journal Corp.*	825	240
Digi International, Inc.*	9,277	164
Donnelley Financial Solutions, Inc.(1) *	1	—
Ebix, Inc.	7,086	237
Envestnet, Inc.*	8,804	613
Everbridge, Inc.*	5,202	406
FireEye, Inc.*	38,965	644
Five9, Inc.*	11,336	743
HubSpot, Inc.*	7,344	1,164
Immersion Corp.*	8,138	61
InnerWorkings, Inc.(1) *	73	—
Inovalon Holdings, Inc., Class A*	9,895	186
Instructure, Inc.*	4,571	220
j2 Global, Inc.	11,462	1,074
LivePerson, Inc.*	11,239	416
MicroStrategy, Inc., Class A*	2,271	324
NextGen Healthcare, Inc.*	11,808	190
Omnicell, Inc.*	9,095	743
OneSpan, Inc.*	10,264	176
Park City Group, Inc.(1) *	33	—
PDF Solutions, Inc.*	9,139	154
Progress Software Corp.	9,132	379
PROS Holdings, Inc.*	11,262	675
Q2 Holdings, Inc.*	5,949	482
QAD, Inc., Class B	717	27
Qualys, Inc.*	8,025	669
Rapid7, Inc.*	8,439	473
SailPoint Technologies Holding, Inc.*	2,300	54
Simulations Plus, Inc.	9,587	279
SPS Commerce, Inc.*	9,134	506
TiVo Corp.	14,740	125
TransAct Technologies, Inc.	376	4
Varonis Systems, Inc.*	4,455	346
Verint Systems, Inc.*	14,515	804
VirnetX Holding Corp.*	398	2
Workiva, Inc.*	3,200	135
Zovio, Inc.(1) *	16	—
		20,622
Specialty Finance – 1.8%
Aircastle Ltd.	16,563	530

EQUITY FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Specialty Finance – 1.8%continued
Altisource Portfolio Solutions S.A.*	9,663	$187
Cardtronics PLC, Class A*	4,336	194
Cass Information Systems, Inc.	3,215	186
Curo Group Holdings Corp.*	193	2
Deluxe Corp.	7,614	380
Encore Capital Group, Inc.*	4,419	156
Enova International, Inc.*	553	13
Essent Group Ltd.	18,550	964
Federal Agricultural Mortgage Corp., Class C	100	8
Flagstar Bancorp, Inc.	4,141	158
GATX Corp.	10,731	889
Green Dot Corp., Class A*	8,336	194
Investors Title Co.	1,869	298
LendingClub Corp.*	16,200	205
LendingTree, Inc.*	1,898	576
MGIC Investment Corp.	77,635	1,100
Nelnet, Inc., Class A	8,785	512
Ocwen Financial Corp.*	373	1
PennyMac Financial Services, Inc.	3,958	135
PRA Group, Inc.*	10,550	383
Regional Management Corp.*	300	9
Repay Holdings Corp.*	9,000	132
Stewart Information Services Corp.	7,956	325
Walker & Dunlop, Inc.	7,504	485
Willis Lease Finance Corp.*	1,882	111
World Acceptance Corp.*	7,053	609
		8,742
Technology Services – 2.2%
CACI International, Inc., Class A*	5,665	1,416
Computer Services, Inc.	4,154	185
Conduent, Inc.*	36,100	224
CoreLogic, Inc.*	12,282	537
CSG Systems International, Inc.	8,014	415
EVERTEC, Inc.	16,047	546
ExlService Holdings, Inc.*	7,677	533
Forrester Research, Inc.*	4,543	189
ICF International, Inc.	5,916	542
Insight Enterprises, Inc.*	11,324	796
ManTech International Corp., Class A	4,897	391
MAXIMUS, Inc.	19,727	1,467
NIC, Inc.	14,951	334
Perficient, Inc.*	8,360	385
Perspecta, Inc.	15,200	402
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Technology Services – 2.2%continued
Science Applications International Corp.	14,175	$1,234
StarTek, Inc.*	835	7
Sykes Enterprises, Inc.*	14,451	535
TTEC Holdings, Inc.	7,060	280
Virtusa Corp.*	5,989	271
		10,689
Telecom – 0.7%
8x8, Inc.*	14,748	270
ATN International, Inc.	3,006	167
Cogent Communications Holdings, Inc.	16,661	1,096
Internap Corp.(1) *	70	—
Iridium Communications, Inc.*	20,224	498
KVH Industries, Inc.*	6,341	71
Loral Space & Communications, Inc.*	664	22
Ooma, Inc.*	10,200	135
Shenandoah Telecommunications Co.	12,138	505
Spok Holdings, Inc.	13,742	168
Telephone & Data Systems, Inc.	13,362	340
Vonage Holdings Corp.*	46,211	342
Zix Corp.*	3,437	23
		3,637
Transportation & Logistics – 1.7%
Air T, Inc.*	765	15
Air Transport Services Group, Inc.*	14,408	338
ArcBest Corp.	672	19
Ardmore Shipping Corp.*	10,480	95
Covenant Transportation Group, Inc., Class A*	6,658	86
CryoPort, Inc.*	16,860	278
DHT Holdings, Inc.	51,580	427
Dorian LPG Ltd.*	1,255	19
Echo Global Logistics, Inc.*	10,522	218
Forward Air Corp.	7,963	557
Frontline Ltd.	30,549	393
GasLog Ltd.	13,222	129
Golar LNG Ltd.	16,699	237
Heartland Express, Inc.	15,664	330
Hornbeck Offshore Services, Inc.*	10,400	1
International Seaways, Inc.*	7,011	209
Marten Transport Ltd.	11,623	250
Matson, Inc.	11,256	459
Mobile Mini, Inc.	11,970	454
Navigator Holdings Ltd.*	16,219	218

NORTHERN FUNDS QUARTERLY REPORT     35    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Transportation & Logistics – 1.7%continued
Navios Maritime Acquisition Corp.	600	$5
Nordic American Tankers Ltd.	14,100	69
Overseas Shipholding Group, Inc., Class A*	8,500	20
P.A.M. Transportation Services, Inc.*	1,307	75
Patriot Transportation Holding, Inc.*	465	9
Ryder System, Inc.	10,570	574
Saia, Inc.*	7,784	725
Scorpio Tankers, Inc.	4,300	169
SEACOR Holdings, Inc.*	5,228	226
SEACOR Marine Holdings, Inc.*	5,400	74
Seaspan Corp.	47,200	671
SFL Corp. Ltd.	16,551	241
Teekay Corp.	6,600	35
Teekay Tankers Ltd., Class A*	1,000	24
USA Truck, Inc.*	500	4
Werner Enterprises, Inc.	11,443	416
		8,069
Transportation Equipment – 0.4%
Greenbrier (The) Cos., Inc.	8,314	270
Meritor, Inc.*	7,800	204
Navistar International Corp.*	9,200	266
Spartan Motors, Inc.	27,144	491
Trinity Industries, Inc.	23,300	516
Wabash National Corp.	16,416	241
		1,988
Utilities – 4.1%
ALLETE, Inc.	12,739	1,034
American States Water Co.	9,770	847
Artesian Resources Corp., Class A	6,754	251
Atlantica Yield PLC	721	19
Avista Corp.	16,122	775
Black Hills Corp.	13,451	1,056
California Water Service Group	12,420	640
Chesapeake Utilities Corp.	4,605	441
Clearway Energy, Inc., Class A	1,149	22
Consolidated Water Co. Ltd.	13,900	227
El Paso Electric Co.	13,353	907
IDACORP, Inc.	13,113	1,401
MGE Energy, Inc.	9,030	712
Middlesex Water Co.	9,348	594
New Jersey Resources Corp.	21,225	946
Northwest Natural Holding Co.	7,092	523
NorthWestern Corp.	12,205	875
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.1% continued
Utilities – 4.1%continued
ONE Gas, Inc.	13,617	$1,274
Ormat Technologies, Inc.	9,570	713
Otter Tail Corp.	9,691	497
Pattern Energy Group, Inc., Class A	14,381	385
PNM Resources, Inc.	20,594	1,044
Portland General Electric Co.	23,070	1,287
RGC Resources, Inc.	936	27
SJW Group	7,080	503
South Jersey Industries, Inc.	16,875	557
Southwest Gas Holdings, Inc.	12,205	927
Spire, Inc.	11,136	928
TerraForm Power, Inc., Class A	19,400	299
Unitil Corp.	3,728	230
York Water (The) Co.	3,692	170
		20,111
Waste & Environment Services & Equipment – 0.6%
Casella Waste Systems, Inc., Class A*	4,200	193
CECO Environmental Corp.*	206	2
Covanta Holding Corp.	10,272	153
ESCO Technologies, Inc.	6,836	632
Evoqua Water Technologies Corp.*	10,600	201
Heritage-Crystal Clean, Inc.*	508	16
Sharps Compliance Corp.*	7,582	32
Tetra Tech, Inc.	15,940	1,373
US Ecology, Inc.	4,694	272
		2,874
Total Common Stocks
(Cost $296,887)		475,714

PREFERRED STOCKS – 0.0%
Manufactured Goods – 0.0%
Steel Partners Holdings L.P., 6.00%	3,303	77
Total Preferred Stocks
(Cost $86)		77

RIGHTS – 0.0%
Biotechnology & Pharmaceuticals – 0.0%
Alder Biopharmaceuticals, Inc. (Contingent Value Rights)(3) *	8,800	8
Corium International, Inc. (Contingent Value Rights)(2) *	2,900	—
Dova Pharmaceuticals, Inc. (Contingent Value Rights)(3) *	4,020	2

EQUITY FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0% continued
Biotechnology & Pharmaceuticals – 0.0%continued
Sinovac Biotech Ltd.(2) *	1,587	$—
Tobira Therapeutics, Inc. (Contingent Value Rights)(3) *	16,926	129
		139
Chemicals – 0.0%
A. Schulman, Inc. (Contingent Value Rights)(3) *	9,541	5
Media – 0.0%
Media General, Inc. (Contingent Value Rights)(3) *	11,792	1
Medical Equipment & Devices – 0.0%
American Medical Alert Corp.(2) *	13,109	—
Specialty Finance – 0.0%
NewStar Financial, Inc. (Contingent Value Rights)(2) *	1,580	—
Total Rights
(Cost $160)		145

OTHER – 0.0%
Escrow Adolor Corp.(2) (4) *	1,241	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Air T Funding, Exp. 12/31/49, Strike $100.00(1) *	2,121	$—
Tidewater, Inc., Class A, Exp. 7/31/23, Strike $0.00(1) *	10	—
Tidewater, Inc., Class B, Exp. 7/31/23, Strike $0.00(1) *	11	—
Total Warrants
(Cost $—)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(5) (6)	12,749,227	$12,749
Total Investment Companies
(Cost $12,749)		12,749

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 1.97%, 1/9/20(7) (8)	$1,257	$1,257
	Total Short-Term Investments
	(Cost $1,257)	1,257

	Total Investments – 99.9%
	(Cost $311,139)	489,942
	Other Assets less Liabilities – 0.1%	262
	NET ASSETS – 100.0%	$490,204

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2019 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	169	$14,117	Long	3/20	$221

NORTHERN FUNDS QUARTERLY REPORT     37    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued	December 31, 2019 (UNAUDITED)
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.3%
Consumer Discretionary	10.9
Consumer Staples	3.3
Energy	2.8
Financials	18.0
Health Care	16.8
Industrials	16.4
Information Technology	14.0
Materials	3.7
Real Estate	7.6
Utilities	4.2
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Aerospace & Defense	$6,976	$102	$—	$7,078
Banking	52,167	20	—	52,187
Biotechnology & Pharmaceuticals	33,898	10	—	33,908
Real Estate Investment Trusts	37,596	—*	—	37,596
All Other Industries(1)	344,945	—	—	344,945
Total Common Stocks	475,582	132	—	475,714
Preferred Stocks(1)	77	—	—	77
Rights(1)	—	—	145	145
Warrants	—*	—	—	—*
Investment Companies	12,749	—	—	12,749
Short-Term Investments	—	1,257	—	1,257
Total Investments	$488,408	$1,389	$145	$489,942
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$221	$—	$—	$221

*	Amount rounds to less than one thousand.
(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$18,301	$46,329	$51,881	$274	$12,749	12,749,227
EQUITY FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP VALUE FUND	December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3%
Aerospace & Defense – 1.6%
AAR Corp.	392,898	$17,720
Barnes Group, Inc.	135,314	8,384
Mercury Systems, Inc.*	111,330	7,694
Moog, Inc., Class A	184,527	15,745
		49,543
Apparel & Textile Products – 0.2%
Movado Group, Inc.	115,504	2,511
Skechers U.S.A., Inc., Class A*	54,353	2,348
		4,859
Asset Management – 0.7%
Blucora, Inc.*	18,714	489
Boston Private Financial Holdings, Inc.	265,149	3,190
Kennedy-Wilson Holdings, Inc.	186,183	4,152
Stifel Financial Corp.	210,775	12,783
Waddell & Reed Financial, Inc., Class A	33,309	557
		21,171
Automotive – 1.2%
American Axle & Manufacturing Holdings, Inc.*	521,684	5,613
Cooper Tire & Rubber Co.	401,798	11,552
Cooper-Standard Holdings, Inc.*	41,543	1,378
Dana, Inc.	461,102	8,392
Modine Manufacturing Co.*	176,135	1,356
Standard Motor Products, Inc.	154,665	8,231
Superior Industries International, Inc.	2,430	9
		36,531
Banking – 20.0%
1st Source Corp.	18,308	950
Arrow Financial Corp.	15,428	583
Atlantic Union Bankshares Corp.	158,573	5,954
Axos Financial, Inc.*	87,484	2,649
BancFirst Corp.	117,072	7,310
BancorpSouth Bank	681,537	21,407
Bank of NT Butterfield & Son (The) Ltd.	56,470	2,090
BankFinancial Corp.	111,364	1,457
Banner Corp.	67,855	3,840
Berkshire Hills Bancorp, Inc.	109,618	3,604
Brookline Bancorp, Inc.	216,868	3,570
Capitol Federal Financial, Inc.	55,387	760
Cathay General Bancorp	642,391	24,443
Central Pacific Financial Corp.	37,016	1,095
City Holding Co.	124,563	10,208
CNB Financial Corp.	43,781	1,431
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Banking – 20.0%continued
Columbia Banking System, Inc.	206,080	$8,384
Community Bank System, Inc.	184,014	13,054
Community Trust Bancorp, Inc.	160,666	7,493
CVB Financial Corp.	469,306	10,128
Dime Community Bancshares, Inc.	424,641	8,871
Eagle Bancorp, Inc.	35,108	1,707
Enterprise Financial Services Corp.	57,571	2,775
Financial Institutions, Inc.	46,013	1,477
First Bancorp	89,816	3,585
First BanCorp (New York Exchange)	913,604	9,675
First Busey Corp.	24,591	676
First Business Financial Services, Inc.	33,526	883
First Commonwealth Financial Corp.	148,788	2,159
First Defiance Financial Corp.	15,040	474
First Financial Bancorp	607,176	15,447
First Financial Corp.	117,905	5,391
First Interstate BancSystem, Inc., Class A	52,841	2,215
First Merchants Corp.	266,248	11,073
First Midwest Bancorp, Inc.	466,354	10,754
Flushing Financial Corp.	377,752	8,161
FNB Corp.	693,765	8,811
Fulton Financial Corp.	764,406	13,324
German American Bancorp, Inc.	64,307	2,291
Glacier Bancorp, Inc.	66,498	3,058
Great Southern Bancorp, Inc.	19,325	1,224
Great Western Bancorp, Inc.	326,176	11,331
Hancock Whitney Corp.	341,094	14,967
Heartland Financial USA, Inc.	136,341	6,782
Heritage Financial Corp.	81,355	2,302
Home BancShares, Inc.	826,308	16,245
HomeStreet, Inc.*	78,416	2,666
Hope Bancorp, Inc.	685,434	10,185
IBERIABANK Corp.	225,525	16,876
Independent Bank Corp.	172,563	14,366
Independent Bank Group, Inc.	44,545	2,470
International Bancshares Corp.	160,690	6,921
Investors Bancorp, Inc.	651,088	7,758
Lakeland Bancorp, Inc.	322,957	5,613
Lakeland Financial Corp.	157,402	7,702
Meridian Bancorp, Inc.	21,661	435
NBT Bancorp, Inc.	250,661	10,167
Northwest Bancshares, Inc.	532,440	8,854
OceanFirst Financial Corp.	136,403	3,484
OFG Bancorp	139,139	3,285

NORTHERN FUNDS QUARTERLY REPORT     39    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Banking – 20.0%continued
Old National Bancorp	439,533	$8,039
Park National Corp.	40,017	4,097
Peapack Gladstone Financial Corp.	6,378	197
People's United Financial, Inc.	301,795	5,100
Pinnacle Financial Partners, Inc.	53,160	3,402
Preferred Bank	40,083	2,409
Prosperity Bancshares, Inc.	112,703	8,102
Provident Financial Services, Inc.	832,980	20,533
Renasant Corp.	333,966	11,829
S&T Bancorp, Inc.	223,419	9,002
Sandy Spring Bancorp, Inc.	111,169	4,211
Sierra Bancorp	134,795	3,925
Simmons First National Corp., Class A	387,514	10,381
South State Corp.	122,908	10,662
Southside Bancshares, Inc.	86,244	3,203
TCF Financial Corp.	392,174	18,354
Texas Capital Bancshares, Inc.*	158,157	8,979
Tompkins Financial Corp.	44,796	4,099
Towne Bank	200,612	5,581
TriCo Bancshares	144,644	5,903
TrustCo Bank Corp. NY	164,321	1,425
Trustmark Corp.	468,858	16,180
UMB Financial Corp.	243,907	16,742
Umpqua Holdings Corp.	449,320	7,953
United Community Banks, Inc.	209,575	6,472
United Community Financial Corp.	55,227	644
Univest Financial Corp.	26,646	714
Valley National Bancorp	1,055,254	12,083
WesBanco, Inc.	235,976	8,917
Westamerica Bancorporation	21,776	1,476
WSFS Financial Corp.	121,925	5,363
		622,827
Biotechnology & Pharmaceuticals – 0.6%
Acorda Therapeutics, Inc.*	207,114	422
Emergent BioSolutions, Inc.*	152,039	8,202
Endo International PLC*	365,269	1,713
Mallinckrodt PLC*	213,227	744
PDL BioPharma, Inc.*	1,396,839	4,533
Prestige Consumer Healthcare, Inc.*	74,088	3,001
Taro Pharmaceutical Industries Ltd.*	16,066	1,413
		20,028
Chemicals – 2.1%
H.B. Fuller Co.	280,164	14,448
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Chemicals – 2.1%continued
Innophos Holdings, Inc.	57,776	$1,848
Innospec, Inc.	124,407	12,869
Kraton Corp.*	117,753	2,981
Materion Corp.	39,343	2,339
Minerals Technologies, Inc.	268,099	15,450
PQ Group Holdings, Inc.*	138,460	2,379
Rayonier Advanced Materials, Inc.	166,228	638
Sensient Technologies Corp.	112,530	7,437
Stepan Co.	31,969	3,275
Univar Solutions, Inc.*	10,965	266
		63,930
Commercial Services – 3.3%
ABM Industries, Inc.	468,952	17,684
Barrett Business Services, Inc.	31,542	2,853
CBIZ, Inc.*	124,951	3,369
Ennis, Inc.	326,652	7,072
FTI Consulting, Inc.*	356,183	39,415
Kforce, Inc.	72,529	2,880
Korn Ferry	313,992	13,313
TrueBlue, Inc.*	16,461	396
UniFirst Corp.	61,213	12,364
Viad Corp.	43,200	2,916
		102,262
Construction Materials – 0.7%
Boise Cascade Co.	152,281	5,563
Simpson Manufacturing Co., Inc.	159,610	12,806
Universal Forest Products, Inc.	88,496	4,221
		22,590
Consumer Products – 2.3%
Cal-Maine Foods, Inc.	101,961	4,359
Central Garden & Pet Co., Class A*	25,788	757
Darling Ingredients, Inc.*	793,992	22,295
Fresh Del Monte Produce, Inc.	28,842	1,009
Helen of Troy Ltd.*	73,105	13,144
Inter Parfums, Inc.	174,986	12,723
MGP Ingredients, Inc.	6,700	325
Nomad Foods Ltd.*	69,697	1,559
Phibro Animal Health Corp., Class A	7,848	195
Simply Good Foods (The) Co.*	83,560	2,385
Universal Corp.	236,058	13,469
		72,220
Consumer Services – 1.0%
Aaron's, Inc.	279,325	15,952

EQUITY FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Consumer Services – 1.0%continued
Adtalem Global Education, Inc.*	308,012	$10,771
Laureate Education, Inc., Class A*	120,201	2,117
Regis Corp.*	177,925	3,180
		32,020
Containers & Packaging – 0.2%
Myers Industries, Inc.	298,315	4,976
Design, Manufacturing & Distribution – 1.8%
Benchmark Electronics, Inc.	477,934	16,422
Fabrinet*	121,662	7,888
Plexus Corp.*	299,758	23,063
Sanmina Corp.*	69,804	2,390
Tech Data Corp.*	53,229	7,644
		57,407
Distributors - Consumer Staples – 0.4%
Andersons (The), Inc.	354,163	8,953
Core-Mark Holding Co., Inc.	81,477	2,216
		11,169
Distributors - Discretionary – 0.5%
ePlus, Inc.*	14,872	1,253
G-III Apparel Group Ltd.*	19,663	659
PC Connection, Inc.	250,263	12,428
		14,340
Electrical Equipment – 1.2%
Advanced Energy Industries, Inc.*	165,079	11,754
Belden, Inc.	203,989	11,219
Littelfuse, Inc.	1,681	322
Watts Water Technologies, Inc., Class A	152,730	15,236
		38,531
Engineering & Construction Services – 0.6%
Aegion Corp.*	238,033	5,325
Dycom Industries, Inc.*	12,233	577
EMCOR Group, Inc.	46,304	3,996
KBR, Inc.	200,037	6,101
Primoris Services Corp.	20,643	459
TopBuild Corp.*	14,239	1,468
		17,926
Forest & Paper Products – 0.5%
Mercer International, Inc.	538,589	6,625
Neenah, Inc.	44,647	3,145
P.H. Glatfelter Co.	229,697	4,203
Schweitzer-Mauduit International, Inc.	41,068	1,724
		15,697
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Gaming, Lodging & Restaurants – 0.8%
Boyd Gaming Corp.	45,075	$1,350
Marriott Vacations Worldwide Corp.	125,618	16,175
Monarch Casino & Resort, Inc.*	24,064	1,168
St. Joe (The) Co.*	112,619	2,233
Texas Roadhouse, Inc.	91,090	5,130
		26,056
Hardware – 0.9%
ADTRAN, Inc.	185,668	1,836
Arlo Technologies, Inc.*	344,573	1,451
Cubic Corp.	107,568	6,838
Knowles Corp.*	434,774	9,196
NETGEAR, Inc.*	174,001	4,265
NetScout Systems, Inc.*	133,793	3,220
PC-Tel, Inc.*	40,999	347
Plantronics, Inc.	40,048	1,095
TTM Technologies, Inc.*	41,002	617
		28,865
Health Care Facilities & Services – 1.5%
Diplomat Pharmacy, Inc.*	258,126	1,033
LHC Group, Inc.*	54,646	7,528
Magellan Health, Inc.*	212,271	16,610
MedCath Corp.(1) *	106,845	—
National HealthCare Corp.	45,655	3,946
Patterson Cos., Inc.	96,861	1,984
Select Medical Holdings Corp.*	318,182	7,426
Triple-S Management Corp., Class B*	367,135	6,788
		45,315
Home & Office Products – 1.6%
ACCO Brands Corp.	421,488	3,945
Beazer Homes USA, Inc.*	202,441	2,861
CSS Industries, Inc.	424	2
Hooker Furniture Corp.	118,701	3,049
Interface, Inc.	23,773	394
KB Home	212,804	7,293
MDC Holdings, Inc.	171,828	6,557
Meritage Homes Corp.*	201,339	12,304
Steelcase, Inc., Class A	101,970	2,086
Taylor Morrison Home Corp., Class A*	109,526	2,394
TRI Pointe Group, Inc.*	620,847	9,673
		50,558
Industrial Services – 0.5%
Applied Industrial Technologies, Inc.	32,101	2,141
Kaman Corp.	76,793	5,062

NORTHERN FUNDS QUARTERLY REPORT     41    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Industrial Services – 0.5%continued
Systemax, Inc.	14,894	$375
Triton International Ltd.	77,378	3,110
WESCO International, Inc.*	64,605	3,837
		14,525
Institutional Financial Services – 0.1%
GAIN Capital Holdings, Inc.	323,746	1,279
Virtu Financial, Inc., Class A	36,663	586
		1,865
Insurance – 4.6%
American Equity Investment Life Holding Co.	494,016	14,786
AMERISAFE, Inc.	112,267	7,413
Argo Group International Holdings Ltd.	88,737	5,834
CNO Financial Group, Inc.	710,791	12,887
Employers Holdings, Inc.	327,899	13,690
Enstar Group Ltd.*	36,564	7,564
FBL Financial Group, Inc., Class A	83,704	4,933
GWG Holdings, Inc.*	7,314	72
Hanover Insurance Group (The), Inc.	17,026	2,327
Horace Mann Educators Corp.	386,010	16,853
Kemper Corp.	97,097	7,525
National General Holdings Corp.	132,684	2,932
NMI Holdings, Inc., Class A*	25,994	862
ProAssurance Corp.	110,445	3,992
Radian Group, Inc.	1,089,188	27,404
Selective Insurance Group, Inc.	102,886	6,707
United Fire Group, Inc.	147,958	6,470
Universal Insurance Holdings, Inc.	13,967	391
		142,642
Iron & Steel – 1.6%
Allegheny Technologies, Inc.*	684,731	14,147
Carpenter Technology Corp.	214,921	10,699
Cleveland-Cliffs, Inc.	744,088	6,250
Commercial Metals Co.	481,774	10,729
Schnitzer Steel Industries, Inc., Class A	81,919	1,776
Warrior Met Coal, Inc.	229,907	4,858
		48,459
Leisure Products – 0.5%
Acushnet Holdings Corp.	107,072	3,480
Callaway Golf Co.	522,363	11,074
		14,554
Machinery – 1.4%
Alamo Group, Inc.	30,927	3,883
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Machinery – 1.4%continued
Altra Industrial Motion Corp.	65,592	$2,375
Briggs & Stratton Corp.	156,980	1,045
CIRCOR International, Inc.*	600	28
Columbus McKinnon Corp.	74,137	2,968
Curtiss-Wright Corp.	36,495	5,142
Federal Signal Corp.	24,037	775
Hollysys Automation Technologies Ltd.	24,175	397
Hyster-Yale Materials Handling, Inc.	5,071	299
Kadant, Inc.	37,495	3,950
Kennametal, Inc.	83,884	3,094
MTS Systems Corp.	6,263	301
Regal Beloit Corp.	102,094	8,740
Rexnord Corp.*	41,657	1,359
SPX FLOW, Inc.*	17,023	832
Standex International Corp.	91,299	7,244
		42,432
Manufactured Goods – 0.4%
AZZ, Inc.	10,400	478
Chart Industries, Inc.*	111,832	7,547
EnPro Industries, Inc.	8,651	579
Gibraltar Industries, Inc.*	12,720	642
Timken (The) Co.	31,202	1,757
		11,003
Media – 1.9%
Entercom Communications Corp., Class A	319,722	1,484
EW Scripps (The) Co., Class A	734,971	11,546
Gannett Co., Inc.	23,733	152
Hemisphere Media Group, Inc.*	84,035	1,248
Meredith Corp.	214,395	6,961
New York Times (The) Co., Class A	150,240	4,833
Scholastic Corp.	374,405	14,396
Sinclair Broadcast Group, Inc., Class A	30,652	1,022
TEGNA, Inc.	1,137,444	18,984
		60,626
Medical Equipment & Devices – 2.5%
AngioDynamics, Inc.*	325,859	5,217
Avanos Medical, Inc.*	308,668	10,402
CONMED Corp.	129,692	14,503
CryoLife, Inc.*	333,314	9,029
Integer Holdings Corp.*	220,844	17,763
Luminex Corp.	193,354	4,478
Myriad Genetics, Inc.*	436,574	11,888

EQUITY FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Medical Equipment & Devices – 2.5%continued
Natus Medical, Inc.*	22,145	$731
Orthofix Medical, Inc.*	52,442	2,422
		76,433
Metals & Mining – 0.5%
Encore Wire Corp.	55,757	3,201
Kaiser Aluminum Corp.	111,212	12,332
		15,533
Oil, Gas & Coal – 3.4%
Abraxas Petroleum Corp.*	183,307	64
Arch Coal, Inc., Class A	82,222	5,899
Bonanza Creek Energy, Inc.*	178,300	4,162
Callon Petroleum Co.*	1,242,586	6,002
Centennial Resource Development, Inc., Class A*	106,117	490
CNX Resources Corp.*	89,644	793
CVR Energy, Inc.	34,786	1,406
Delek U.S. Holdings, Inc.	463,709	15,548
Diamond Offshore Drilling, Inc.*	377,157	2,712
Dril-Quip, Inc.*	198,924	9,332
Exterran Corp.*	142,204	1,113
Gran Tierra Energy, Inc.*	154,347	199
Jagged Peak Energy, Inc.*	217,630	1,848
Mammoth Energy Services, Inc.	17,914	39
Matador Resources Co.*	118,726	2,134
Matrix Service Co.*	246,978	5,651
Natural Gas Services Group, Inc.*	181,589	2,226
Newpark Resources, Inc.*	902,480	5,659
Oasis Petroleum, Inc.*	286,211	933
Oil States International, Inc.*	53,092	866
Par Pacific Holdings, Inc.*	55,970	1,301
PBF Energy, Inc., Class A	44,339	1,391
PDC Energy, Inc.*	276,057	7,224
Peabody Energy Corp.	245,326	2,237
Penn Virginia Corp.*	128,300	3,894
ProPetro Holding Corp.*	408,972	4,601
RPC, Inc.	672,500	3,524
SM Energy Co.	44,721	503
Southwestern Energy Co.*	787,530	1,906
SRC Energy, Inc.*	906,167	3,733
Thermon Group Holdings, Inc.*	124,381	3,333
Unit Corp.*	434,487	302
Valaris PLC	333,062	2,185
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Oil, Gas & Coal – 3.4%continued
W&T Offshore, Inc.*	23,250	$129
World Fuel Services Corp.	68,521	2,975
		106,314
Passenger Transportation – 0.3%
Hawaiian Holdings, Inc.	62,762	1,838
SkyWest, Inc.	73,420	4,745
Spirit Airlines, Inc.*	97,156	3,917
		10,500
Real Estate – 0.2%
McGrath RentCorp	101,880	7,798
Real Estate Investment Trusts – 12.8%
Acadia Realty Trust	317,692	8,238
Agree Realty Corp.	177,845	12,479
American Assets Trust, Inc.	95,078	4,364
Apple Hospitality REIT, Inc.	92,283	1,500
Blackstone Mortgage Trust, Inc., Class A	309,158	11,507
Brandywine Realty Trust	71,525	1,127
Capstead Mortgage Corp.	847,585	6,713
CareTrust REIT, Inc.	231,500	4,776
Chatham Lodging Trust	209,659	3,845
City Office REIT, Inc.	78,400	1,060
CorEnergy Infrastructure Trust, Inc.	41,427	1,852
Corporate Office Properties Trust	103,192	3,032
Cousins Properties, Inc.	436,648	17,990
DiamondRock Hospitality Co.	1,655,568	18,344
Exantas Capital Corp.	520,780	6,150
First Industrial Realty Trust, Inc.	392,418	16,289
Franklin Street Properties Corp.	201,342	1,724
Getty Realty Corp.	97,800	3,215
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	65,143	2,096
Healthcare Realty Trust, Inc.	441,990	14,749
Hersha Hospitality Trust	49,956	727
Independence Realty Trust, Inc.	182,539	2,570
Industrial Logistics Properties Trust	121,414	2,722
Kite Realty Group Trust	80,751	1,577
Ladder Capital Corp.	566,091	10,212
Lexington Realty Trust	239,729	2,546
Life Storage, Inc.	18,636	2,018
LTC Properties, Inc.	119,300	5,341
Mack-Cali Realty Corp.	435,112	10,064
MFA Financial, Inc.	837,952	6,410
Monmouth Real Estate Investment Corp.	78,327	1,134

NORTHERN FUNDS QUARTERLY REPORT     43    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Real Estate Investment Trusts – 12.8%continued
National Health Investors, Inc.	168,415	$13,722
New York Mortgage Trust, Inc.	347,943	2,168
Office Properties Income Trust	62,820	2,019
One Liberty Properties, Inc.	121,339	3,299
Orchid Island Capital, Inc.	857,544	5,017
Park Hotels & Resorts, Inc.	437,538	11,319
Physicians Realty Trust	661,333	12,526
Piedmont Office Realty Trust, Inc., Class A	504,321	11,216
PotlatchDeltic Corp.	268,586	11,622
PS Business Parks, Inc.	70,441	11,614
Ready Capital Corp.	413,412	6,375
Retail Opportunity Investments Corp.	45,039	795
Retail Properties of America, Inc., Class A	87,934	1,178
Rexford Industrial Realty, Inc.	32,483	1,484
RLJ Lodging Trust	917,230	16,253
RPT Realty	793,883	11,940
Sabra Health Care REIT, Inc.	667,666	14,248
Service Properties Trust	65,844	1,602
Spirit MTA REIT	17,083	13
Spirit Realty Capital, Inc.	34,167	1,680
STAG Industrial, Inc.	538,716	17,007
Summit Hotel Properties, Inc.	313,547	3,869
Sunstone Hotel Investors, Inc.	1,162,039	16,176
Terreno Realty Corp.	166,875	9,035
Washington Prime Group, Inc.	566,819	2,063
Washington Real Estate Investment Trust	196,430	5,732
Weingarten Realty Investors	216,884	6,775
Winthrop Realty Trust*	35,149	1
Xenia Hotels & Resorts, Inc.	440,939	9,529
		396,648
Recreational Facilities & Services – 0.3%
Marcus (The) Corp.	319,528	10,151
Renewable Energy – 0.8%
Canadian Solar, Inc.*	23,436	518
EnerSys	130,367	9,755
Green Plains, Inc.	219,795	3,391
Renewable Energy Group, Inc.*	148,298	3,997
REX American Resources Corp.*	108,414	8,886
		26,547
Retail - Consumer Staples – 0.2%
Ingles Markets, Inc., Class A	35,055	1,665
PriceSmart, Inc.	22,366	1,588
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Retail - Consumer Staples – 0.2%continued
SpartanNash Co.	18,408	$262
Village Super Market, Inc., Class A	38,861	902
Weis Markets, Inc.	27,012	1,094
		5,511
Retail - Discretionary – 4.2%
Abercrombie & Fitch Co., Class A	27,249	471
American Eagle Outfitters, Inc.	180,250	2,650
AutoNation, Inc.*	36,787	1,789
Beacon Roofing Supply, Inc.*	27,247	871
BMC Stock Holdings, Inc.*	283,971	8,147
Boot Barn Holdings, Inc.*	80,448	3,582
Builders FirstSource, Inc.*	117,929	2,997
Caleres, Inc.	113,149	2,687
Chico's FAS, Inc.	51,202	195
Children's Place (The), Inc.	26,576	1,662
Citi Trends, Inc.	43,770	1,012
Conn's, Inc.*	64,764	802
Designer Brands, Inc., Class A	400,939	6,311
Dick's Sporting Goods, Inc.	33,130	1,640
Dillard's, Inc., Class A	9,805	720
Ethan Allen Interiors, Inc.	150,828	2,875
Foot Locker, Inc.	48,558	1,893
Genesco, Inc.*	150,252	7,200
Group 1 Automotive, Inc.	257,783	25,778
Haverty Furniture Cos., Inc.	189,720	3,825
Hertz Global Holdings, Inc.*	33,675	530
La-Z-Boy, Inc.	292,242	9,200
Lithia Motors, Inc., Class A	22,797	3,351
Office Depot, Inc.	2,063,043	5,653
Party City Holdco, Inc.*	38,635	90
Penske Automotive Group, Inc.	34,043	1,710
Rush Enterprises, Inc., Class A	256,993	11,950
Shoe Carnival, Inc.	248,618	9,269
Sonic Automotive, Inc., Class A	413,065	12,805
		131,665
Semiconductors – 2.6%
Amkor Technology, Inc.*	1,142,865	14,857
AVX Corp.	239,364	4,900
Cirrus Logic, Inc.*	60,968	5,024
Cohu, Inc.	113,743	2,599
CTS Corp.	385,248	11,561
Diodes, Inc.*	174,449	9,834
FormFactor, Inc.*	120,407	3,127

EQUITY FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Semiconductors – 2.6%continued
II-VI, Inc.*	274,310	$9,236
KEMET Corp.	22,678	613
Kulicke & Soffa Industries, Inc.	28,289	770
Onto Innovation, Inc.*	9,519	348
Photronics, Inc.*	477,590	7,527
Power Integrations, Inc.	35,486	3,510
Semtech Corp.*	50,357	2,664
Vishay Intertechnology, Inc.	188,133	4,005
		80,575
Software – 0.4%
Allscripts Healthcare Solutions, Inc.*	174,772	1,715
Digi International, Inc.*	101,975	1,807
Ebix, Inc.	57,060	1,906
Progress Software Corp.	142,662	5,928
		11,356
Specialty Finance – 1.9%
Air Lease Corp.	290,937	13,825
Deluxe Corp.	44,553	2,224
Encore Capital Group, Inc.*	152,754	5,401
Enova International, Inc.*	69,778	1,679
Essent Group Ltd.	39,303	2,043
First American Financial Corp.	60,294	3,516
GATX Corp.	208,917	17,309
Marlin Business Services Corp.	35,711	785
Nelnet, Inc., Class A	93,090	5,422
Ocwen Financial Corp.*	123,723	169
On Deck Capital, Inc.*	640,966	2,654
Walker & Dunlop, Inc.	12,336	798
World Acceptance Corp.*	24,397	2,108
		57,933
Technology Services – 2.9%
Conduent, Inc.*	84,331	523
CSG Systems International, Inc.	32,705	1,693
ICF International, Inc.	74,701	6,844
Insight Enterprises, Inc.*	526,284	36,992
LiveRamp Holdings, Inc.*	279,437	13,433
ManTech International Corp., Class A	213,868	17,084
Perficient, Inc.*	186,749	8,604
Sykes Enterprises, Inc.*	144,016	5,327
		90,500
Telecom – 0.8%
ATN International, Inc.	31,119	1,724
EchoStar Corp., Class A*	19,313	836
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Telecom – 0.8%continued
Iridium Communications, Inc.*	556,196	$13,705
Shenandoah Telecommunications Co.	53,333	2,219
Telephone & Data Systems, Inc.	257,836	6,557
United States Cellular Corp.*	20,882	756
		25,797
Transportation & Logistics – 2.2%
ArcBest Corp.	86,072	2,376
Ardmore Shipping Corp.*	241,373	2,184
DHT Holdings, Inc.	807,668	6,687
Echo Global Logistics, Inc.*	111,935	2,317
Frontline Ltd.	754,341	9,701
GasLog Ltd.	32,337	317
Marten Transport Ltd.	178,223	3,830
Matson, Inc.	60,691	2,476
Navigator Holdings Ltd.*	217,162	2,925
Ryder System, Inc.	21,225	1,153
Saia, Inc.*	108,317	10,086
Schneider National, Inc., Class B	37,900	827
SEACOR Holdings, Inc.*	46,768	2,018
SFL Corp. Ltd.	1,241,541	18,052
Teekay Corp.	41,912	223
Werner Enterprises, Inc.	100,930	3,673
		68,845
Transportation Equipment – 0.2%
Greenbrier (The) Cos., Inc.	164,152	5,324
Wabash National Corp.	23,096	339
		5,663
Utilities – 5.8%
ALLETE, Inc.	124,940	10,141
Black Hills Corp.	162,491	12,762
El Paso Electric Co.	122,022	8,284
National Fuel Gas Co.	34,374	1,600
New Jersey Resources Corp.	236,700	10,550
NorthWestern Corp.	315,479	22,610
ONE Gas, Inc.	164,703	15,411
Ormat Technologies, Inc.	20,308	1,513
Otter Tail Corp.	204,958	10,512
Pattern Energy Group, Inc., Class A	234,500	6,274
PNM Resources, Inc.	438,809	22,252
Portland General Electric Co.	345,787	19,292
SJW Group	8,849	629
Southwest Gas Holdings, Inc.	303,457	23,054

NORTHERN FUNDS QUARTERLY REPORT     45    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Utilities – 5.8%continued
Spire, Inc.	169,447	$14,117
Unitil Corp.	45,700	2,825
		181,826
Waste & Environment Services & Equipment – 0.6%
Clean Harbors, Inc.*	22,638	1,941
ESCO Technologies, Inc.	73,624	6,811
Tetra Tech, Inc.	117,051	10,085
		18,837
Total Common Stocks
(Cost $2,160,135)		3,023,359

MASTER LIMITED PARTNERSHIPS – 0.3%
Asset Management – 0.3%
Compass Diversified Holdings	368,488	9,161
Total Master Limited Partnerships
(Cost $4,822)		9,161

RIGHTS – 0.0%
Chemicals – 0.0%
A. Schulman, Inc. (Contingent Value Rights)(2) *	237,199	124
Total Rights
(Cost $474)		124

OTHER – 0.0%
Escrow DLB Oil & Gas(1) *	2,100	—
Total Other
(Cost $—)		—

INVESTMENT COMPANIES – 2.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(3) (4)	74,452,242	74,452
Total Investment Companies
(Cost $74,452)		74,452

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 1.97%, 1/9/20(5) (6)	$7,359	$7,357
	Total Short-Term Investments
	(Cost $7,356)	7,357

	Total Investments – 100.2%
	(Cost $2,247,239)	3,114,453
	Liabilities less Other Assets – (0.2%)	(5,407)
	NET ASSETS – 100.0%	$3,109,046

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2019 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	1,025	$85,618	Long	3/20	$1,374

EQUITY FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	3.2%
Consumer Discretionary	9.3
Consumer Staples	2.4
Energy	5.3
Financials	28.8
Health Care	4.7
Industrials	14.0
Information Technology	9.8
Materials	5.0
Real Estate	11.5
Utilities	6.0
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Real Estate Investment Trusts	$396,647	$1	$—	$396,648
All Other Industries(1)	2,626,711	—	—	2,626,711
Total Common Stocks	3,023,358	1	—	3,023,359
Master Limited Partnerships(1)	9,161	—	—	9,161
Rights(1)	—	—	124	124
Investment Companies	74,452	—	—	74,452
Short-Term Investments	—	7,357	—	7,357
Total Investments	$3,106,971	$7,358	$124	$3,114,453
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,374	$—	$—	$1,374

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$101,339	$254,022	$280,909	$1,772	$74,452	74,452,242
NORTHERN FUNDS QUARTERLY REPORT     47    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5%
Aerospace & Defense – 2.4%
Boeing (The) Co.	4,576	$1,491
Lockheed Martin Corp.	3,707	1,443
		2,934
Apparel & Textile Products – 1.6%
NIKE, Inc., Class B	10,991	1,113
VF Corp.	7,796	777
		1,890
Asset Management – 2.2%
Ameriprise Financial, Inc.	5,184	863
Charles Schwab (The) Corp.	19,504	928
Franklin Resources, Inc.	8,764	228
T. Rowe Price Group, Inc.	5,282	643
		2,662
Automotive – 0.3%
Aptiv PLC	4,096	389
Banking – 5.0%
Bank of America Corp.	32,871	1,158
Citigroup, Inc.	28,714	2,294
Comerica, Inc.	1,270	91
First Republic Bank	1,159	136
JPMorgan Chase & Co.	16,689	2,326
SVB Financial Group*	393	99
		6,104
Biotechnology & Pharmaceuticals – 8.0%
AbbVie, Inc.	8,939	791
Amgen, Inc.	5,863	1,413
Biogen, Inc.*	2,107	625
Bristol-Myers Squibb Co.	5,665	364
Eli Lilly & Co.	6,623	870
Gilead Sciences, Inc.	18,541	1,205
Johnson & Johnson	8,060	1,176
Merck & Co., Inc.	31,463	2,862
Perrigo Co. PLC	3,310	171
Pfizer, Inc.	7,237	284
		9,761
Chemicals – 1.3%
3M Co.	5,378	949
Ecolab, Inc.	3,063	591
PPG Industries, Inc.	388	52
		1,592
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Commercial Services – 0.8%
ManpowerGroup, Inc.	7,359	$715
Robert Half International, Inc.	4,310	272
		987
Consumer Products – 5.6%
Clorox (The) Co.	4,418	678
Coca-Cola (The) Co.	6,849	379
Colgate-Palmolive Co.	13,212	910
Herbalife Nutrition Ltd.*	1,487	71
Kellogg Co.	7,008	485
Keurig Dr. Pepper, Inc.	2,171	63
Kimberly-Clark Corp.	4,373	601
PepsiCo, Inc.	13,070	1,786
Procter & Gamble (The) Co.	14,484	1,809
		6,782
Consumer Services – 0.0%
Graham Holdings Co., Class B	51	33
Distributors - Consumer Staples – 1.2%
Bunge Ltd.	12,457	717
US Foods Holding Corp.*	16,220	679
		1,396
Electrical Equipment – 3.1%
General Electric Co.	40,518	452
Honeywell International, Inc.	6,450	1,142
Ingersoll-Rand PLC	2,675	355
Johnson Controls International PLC	18,665	760
Lennox International, Inc.	1,242	303
Rockwell Automation, Inc.	3,508	711
		3,723
Gaming, Lodging & Restaurants – 0.7%
Domino's Pizza, Inc.	740	217
Marriott International, Inc., Class A	4,368	662
		879
Hardware – 7.6%
Apple, Inc.	22,228	6,527
Cisco Systems, Inc.	18,539	889
F5 Networks, Inc.*	344	48
HP, Inc.	25,988	534
Motorola Solutions, Inc.	2,529	407
Xerox Holdings Corp.	4,685	173
Zebra Technologies Corp., Class A*	2,731	698
		9,276

EQUITY FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Health Care Facilities & Services – 3.6%
AmerisourceBergen Corp.	5,594	$476
Cardinal Health, Inc.	15,870	803
HCA Healthcare, Inc.	3,914	578
Henry Schein, Inc.*	10,923	729
Humana, Inc.	2,032	745
Molina Healthcare, Inc.*	3,064	416
UnitedHealth Group, Inc.	2,124	624
		4,371
Home & Office Products – 0.3%
Tempur Sealy International, Inc.*	1,416	123
Toll Brothers, Inc.	4,631	183
		306
Industrial Services – 0.2%
W.W. Grainger, Inc.	835	283
Institutional Financial Services – 1.3%
Bank of New York Mellon (The) Corp.	6,704	337
Goldman Sachs Group (The), Inc.	4,218	970
Morgan Stanley	2,693	138
State Street Corp.	1,435	113
		1,558
Insurance – 1.8%
Allstate (The) Corp.	5,604	630
Aon PLC	3,743	780
Loews Corp.	2,896	152
Marsh & McLennan Cos., Inc.	1,079	120
Travelers (The) Cos., Inc.	3,894	533
		2,215
Iron & Steel – 0.3%
Nucor Corp.	7,199	405
Machinery – 1.9%
AGCO Corp.	1,838	142
Caterpillar, Inc.	8,489	1,254
Illinois Tool Works, Inc.	3,939	707
Oshkosh Corp. (New York Exchange)	2,452	232
		2,335
Media – 7.0%
Alphabet, Inc., Class A*	2,481	3,323
Alphabet, Inc., Class C*	1,097	1,467
Booking Holdings, Inc.*	267	548
Facebook, Inc., Class A*	7,019	1,441
John Wiley & Sons, Inc., Class A	12,101	587
New York Times (The) Co., Class A	22,865	736
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Media – 7.0%continued
Sirius XM Holdings, Inc.	46,626	$333
TripAdvisor, Inc.	1,581	48
		8,483
Medical Equipment & Devices – 3.6%
Abbott Laboratories	1,254	109
Agilent Technologies, Inc.	10,289	878
Hologic, Inc.*	8,033	419
IDEXX Laboratories, Inc.*	1,632	426
Medtronic PLC	3,419	388
Mettler-Toledo International, Inc.*	831	659
ResMed, Inc.	1,988	308
Thermo Fisher Scientific, Inc.	1,162	378
Waters Corp.*	3,277	766
		4,331
Oil, Gas & Coal – 2.3%
Baker Hughes Co.	11,215	287
ConocoPhillips	12,495	813
National Oilwell Varco, Inc.	6,327	159
Phillips 66	3,762	419
Pioneer Natural Resources Co.	274	41
Schlumberger Ltd.	12,284	494
Valero Energy Corp.	6,713	629
		2,842
Real Estate – 0.1%
Jones Lang LaSalle, Inc.	914	159
Real Estate Investment Trusts – 4.6%
American Tower Corp.	6,816	1,566
AvalonBay Communities, Inc.	2,683	563
Boston Properties, Inc.	2,625	362
Corporate Office Properties Trust	10,307	303
Healthpeak Properties, Inc.	5,872	202
Host Hotels & Resorts, Inc.	5,062	94
Kilroy Realty Corp.	8,381	703
Liberty Property Trust	12,690	762
Prologis, Inc. (New York Exchange)	8,376	747
Simon Property Group, Inc.	1,268	189
UDR, Inc.	1,193	56
		5,547
Retail - Consumer Staples – 0.3%
Kroger (The) Co.	11,751	341
Retail - Discretionary – 6.9%
Amazon.com, Inc.*	888	1,641

NORTHERN FUNDS QUARTERLY REPORT     49    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Retail - Discretionary – 6.9%continued
Best Buy Co., Inc.	9,524	$836
eBay, Inc.	11,116	401
Foot Locker, Inc.	7,724	301
Home Depot (The), Inc.	12,480	2,725
Kohl's Corp.	1,885	96
Lowe's Cos., Inc.	10,519	1,260
Tiffany & Co.	3,544	474
Tractor Supply Co.	1,688	158
Williams-Sonoma, Inc.	7,071	519
		8,411
Semiconductors – 3.3%
Applied Materials, Inc.	11,805	721
Intel Corp.	9,296	556
Lam Research Corp.	261	76
NVIDIA Corp.	3,221	758
Texas Instruments, Inc.	14,420	1,850
		3,961
Software – 6.8%
Activision Blizzard, Inc.	2,930	174
Adobe, Inc. *	871	287
Cadence Design Systems, Inc.*	7,048	489
Citrix Systems, Inc.	1,959	217
Electronic Arts, Inc.*	4,249	457
Intuit, Inc. (NASDAQ Exchange)	3,664	960
Manhattan Associates, Inc.*	2,392	191
Microsoft Corp.	31,432	4,957
Oracle Corp.	6,197	328
Veeva Systems, Inc., Class A*	1,332	187
		8,247
Specialty Finance – 6.1%
Ally Financial, Inc.	21,168	647
American Express Co.	11,037	1,374
Jack Henry & Associates, Inc.	763	111
Mastercard, Inc., Class A	14,000	4,180
Visa, Inc., Class A	4,203	790
Western Union (The) Co.	12,316	330
		7,432
Technology Services – 3.8%
Accenture PLC, Class A	9,258	1,949
Broadridge Financial Solutions, Inc. ADR	2,138	264
Cognizant Technology Solutions Corp., Class A	626	39
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Technology Services – 3.8%continued
FactSet Research Systems, Inc.	2,628	$705
International Business Machines Corp.	8,573	1,149
Moody's Corp.	1,173	279
S&P Global, Inc.	773	211
		4,596
Telecom – 0.8%
AT&T, Inc.	7,530	294
Verizon Communications, Inc.	9,953	611
		905
Transportation & Logistics – 0.6%
Expeditors International of Washington, Inc.	8,686	678
Transportation Equipment – 0.7%
Allison Transmission Holdings, Inc.	1,724	83
Cummins, Inc.	4,495	805
		888
Utilities – 1.4%
AES Corp.	6,949	138
Exelon Corp.	16,011	730
IDACORP, Inc.	963	103
NextEra Energy, Inc.	2,118	513
UGI Corp.	5,600	253
		1,737
Total Common Stocks
(Cost $102,817)		118,439

INVESTMENT COMPANIES – 2.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(1) (2)	2,761,900	2,762
Total Investment Companies
(Cost $2,762)		2,762

EQUITY FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 1.03%, 1/9/20(3) (4)	$80	$80
	Total Short-Term Investments
	(Cost $80)	80

	Total Investments – 99.9%
	(Cost $105,659)	121,281
	Other Assets less Liabilities – 0.1%	124
	NET ASSETS – 100.0%	$121,405

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2019 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	11	$1,777	Long	3/20	$42
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.0%
Consumer Discretionary	10.5
Consumer Staples	7.2
Energy	2.4
Financials	13.3
Health Care	15.7
Industrials	10.8
Information Technology	24.9
Materials	0.9
Real Estate	4.8
Utilities	1.5
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$118,439	$—	$—	$118,439
Investment Companies	2,762	—	—	2,762
Short-Term Investments	—	80	—	80
Total Investments	$121,201	$80	$—	$121,281
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$42	$—	$—	$42

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10	$71,001	$68,249	$22	$2,762	2,761,900
NORTHERN FUNDS QUARTERLY REPORT     51    EQUITY FUNDS

    52